=====================================================
                                SEC File Nos. 2-11051
                                              811-604
=====================================================
         SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON, D.C. 20549

                FORM N-1A
           REGISTRATION STATEMENT
                  UNDER
         THE SECURITIES ACT OF 1933
         POST-EFFECTIVE AMENDMENT NO. 102
        REGISTRATION STATEMENT
                  UNDER
       THE INVESTMENT COMPANY ACT OF 1940
             AMENDMENT NO. 30

   WASHINGTON MUTUAL INVESTORS FUND, INC.
(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
           1101 VERMONT AVENUE, N.W.
             WASHINGTON, D.C. 20005
 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
               (202) 842-5665

             STEPHEN HARTWELL
      WASHINGTON MANAGEMENT CORPORATION
        1101 VERMONT AVENUE, N.W.
         WASHINGTON, D.C. 20005
    (NAME AND ADDRESS OF AGENT FOR SERVICE)

               COPIES TO:
        JOHN JUDE O'DONNELL, ESQ.
  THOMPSON, O'DONNELL, MARKHAM, NORTON & HANNON
            805 FIFTEENTH STREET, N.W.
            WASHINGTON, D.C. 20005
          (COUNSEL FOR THE REGISTRANT)

 THE REGISTRANT FILED ITS 24F-2 NOTICE FOR FISCAL 1999 ON JULY 22, 1999. APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
/x/ IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE ON MARCH 15, 2000, PURSUANT TO PARAGRAPH (B) OF RULE 485.
                ===============================================

                         THE AMERICAN FUNDS GROUP LOGO

--------------------------------------------------------------------------------

                               WASHINGTON MUTUAL
                              INVESTORS FUND -SM-

                                   PROSPECTUS

                                 MARCH 15, 2000

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WASHINGTON MUTUAL INVESTORS FUND, INC.

1101 Vermont Avenue, NW
Washington, DC 20005

-------------------------------------------------------------------

TABLE OF CONTENTS


Risk/Return Summary                                               1
 ..................................................................
Fees and Expenses of the Fund                                     4
 ..................................................................
Investment Objective, Strategies and Risks                        6
 ..................................................................
Management and Organization                                       9
 ..................................................................
Shareholder Information                                          11
 ..................................................................
Choosing a Share Class                                           12
 ..................................................................
Purchase and Exchange of Shares                                  13
 ..................................................................
Sales Charges                                                    14
 ..................................................................
Sales Charge Reductions and Waivers                              16
 ..................................................................
Plans of Distribution                                            18
 ..................................................................
How to Sell Shares                                               18
 ..................................................................
Distributions and Taxes                                          20
 ..................................................................
Financial Highlights                                             21

-------------------------------------------------------------------

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

The fund seeks to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that are listed on the New York Stock Exchange and have a strong record of earnings and dividends.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary type reserves, or family funds, but who are reluctant to undertake the selection and supervision of individual stocks.

The fund strives to maintain a fully invested, diversified portfolio, primarily of high-quality stocks and securities convertible into common stocks. The fund has stringent Investment Standards based upon criteria originally established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure which was in effect for many years. Applying these Investment Standards, the fund's Investment Adviser compiles an "Eligible List" of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of additions to, or deletions from, the List to comply with the fund's Investment Standards.

An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, social or political events in the U.S. or abroad. In addition, the prices of equity securities are also affected by events specifically involving the companies whose securities are owned by the fund.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      1

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

     (RESULTS DO NOT INCLUDE A SALES CHARGE; IF ONE WERE INCLUDED, RESULTS
                                WOULD BE LOWER.)

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

90   -3.86%
91   23.49%
92    9.10%
93   13.05%
94    0.49%
95   41.22%
96   20.18%
97   33.29%
98   19.37%
99    1.16%

The fund's highest/lowest QUARTERLY results during this time period were:

HIGHEST  14.44% (quarter ended June 30, 1997)

LOWEST
-13.13% (quarter ended September 30, 1990)

2   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

For periods ended December 31, 1999:

AVERAGE ANNUAL
TOTAL RETURN                               ONE YEAR    FIVE YEARS  TEN YEARS  LIFETIME
--------------------------------------------------------------------------------------

Class A(1)
(with maximum sales charge deducted)        -4.67%       20.82%      14.25%    13.58%
 .....................................................................................
Class B(2)                                     N/A          N/A         N/A       N/A
 .....................................................................................
S&P 500(3)                                  21.01%       28.49%      18.17%    12.96%
 .....................................................................................

Lipper Growth and Income Index(4)           11.86%       20.60%      14.38%     N/A(5)
 .....................................................................................

Class A yield: 1.98%

(For current yield information call American
FundsLine-Registered Trademark- at 1-800-325-3590)

(1) THE FUND BEGAN INVESTMENT OPERATIONS FOR CLASS A SHARES ON JULY 31, 1952.

(2) THE FUND IS BEGINNING INVESTMENT OPERATIONS FOR CLASS B SHARES ON MARCH 15, 2000.

(3) THE STANDARD & POOR'S 500 COMPOSITE INDEX IS AN ASSET-WEIGHTED, BROAD-BASED MEASUREMENT OF CHANGES IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES. THE LIFETIME FIGURE IS FROM THE DATE THE FUND'S CLASS A SHARES BEGAN INVESTMENT OPERATIONS.

(4) THE LIPPER GROWTH AND INCOME FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX THAT REPRESENTS FUNDS THAT COMBINE A GROWTH-OF-EARNINGS ORIENTATION AND AN INCOME REQUIREMENT FOR LEVEL AND/OR RISING DIVIDENDS. THE RESULTS OF THE UNDERLYING FUNDS IN THE INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS BUT DO NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES. THIS INDEX WAS NOT IN EXISTENCE AS OF THE DATE THE FUND BEGAN INVESTMENT OPERATIONS, THEREFORE, LIFETIME RESULTS ARE NOT AVAILABLE.

Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 5.75% deducted. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares begin investment operations on March 15, 2000, no results are available as of the date of this prospectus.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      3

-------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

SHAREHOLDERS FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A  CLASS B
-----------------------------------------------------------
Maximum sales charge imposed on purchases
(AS A PERCENTAGE OF OFFERING PRICE)         5.75%(1)  0.00%
 ..........................................................
Maximum sales charge imposed on
reinvested dividends                        0.00%    0.00%
 ..........................................................
Maximum deferred sales charge               0.00%(2)  5.00%(3)
 ..........................................................
Redemption or exchange fees                 0.00%    0.00%

(1) SALES CHARGES ARE REDUCED OR ELIMINATED FOR PURCHASES OF $25,000 OR MORE.

(2) A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING PURCHASES OF $1 MILLION OR MORE MADE WITHOUT A SALES CHARGE.

(3) DEFERRED SALES CHARGES ARE REDUCED AFTER 12 MONTHS AND ELIMINATED AFTER SIX YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)      CLASS A      CLASS B(1)
--------------------------------------------------------------------------
Management Fees                                     0.29%          0.29%
 .........................................................................
Distribution and/or Service (12b-1) Fees            0.23%(2)       1.00%(3)
 .........................................................................
Other Expenses                                      0.09%          0.09%
 .........................................................................
Total Annual Fund Operating Expenses                0.61%          1.38%

(1) BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(2) CLASS A 12b-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

(3) CLASS B 12b-1 EXPENSES MAY NOT EXCEED 1.00% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

4   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The Class A example reflects the maximum initial sales charge in Year One. The Class B-assuming redemption example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expeneses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                         YEAR  YEAR   YEAR   YEAR
                                         ONE   THREE  FIVE   TEN
------------------------------------------------------------------
Class A                                  $634  $759   $896  $1,293
 .................................................................
Class B - assuming redemption            $640  $837   $955  $1,447
Class B - assuming no redemption         $140  $437   $755  $1,447

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      5

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection, and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above average yield and a below average price-to-earnings ratio in relation to the Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its Eligible List, which is compiled to conform to the fund's Investment Standards based on criteria that were established by the United States District Court for the District of Columbia. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of changes necessary for continued compliance with the fund's Investment Standards.

The prices of equity securities may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy or overall market declines.

The fund's policy is to maintain at all times for its shareholders a fully invested and widely diversified portfolio of securities; however, the fund may hold to a limited extent, short-term U.S. government securities, cash and cash equivalents.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

6     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

ADDITIONAL INVESTMENT RESULTS

For periods ended December 31, 1999:

                                                                LIPPER
                                                                GROWTH
                                         THE FUND'S CLASS A      AND
AVERAGE ANNUAL                             SHARES WITH NO       INCOME
TOTAL RETURN                               SALES CHARGE(1)     INDEX(2)
------------------------------------------------------------------------
One Year                                         1.16%          11.86%

 .......................................................................
Five Years                                      22.26%          20.60%

 .......................................................................
Ten Years                                       14.93%          14.38%

 .......................................................................
Lifetime(3)                                     13.72%        N/A(4)

THESE RESULTS DO NOT REFLECT SALES CHARGES. SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES AND PURCHASES BY CERTAIN RETIREMENT PLANS.

(1) (1) THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA THAT IS REQUIRED FOR ALL STOCK AND BOND FUNDS AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS.

(2) THE LIPPER GROWTH AND INCOME FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX THAT REPRESENTS FUNDS THAT COMBINE A GROWTH-OF-EARNINGS ORIENTATION AND AN INCOME REQUIREMENT FOR LEVEL AND/OR RISING DIVIDENDS. THE RESULTS OF THE UNDERLYING FUNDS IN THE INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS BUT DO NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

(3) THE FUND BEGAN INVESTMENT OPERATIONS FOR CLASS A SHARES ON JULY 31, 1952.

(4) THIS INDEX WAS NOT IN EXISTENCE AS OF THE DATE THE FUND BEGAN INVESTMENT OPERATIONS, THEREFORE, LIFETIME RESULTS ARE NOT AVAILABLE.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      7

   THE FOLLOWING INFORMATION RELATING TO THE FUND'S INVESTMENT PORTFOLIO IS AS OF THE END OF THE FUND'S FISCAL YEAR, APRIL 30, 1999.

                                PERCENT OF
LARGEST INVESTMENT CATEGORIES   NET ASSETS
------------------------------------------
Finance                           22.37%
 .........................................
Services                          19.57
 .........................................
Energy                            15.93
 .........................................

                                PERCENT OF
LARGEST INDUSTRY HOLDINGS       NET ASSETS
------------------------------------------
Banking                           14.12%
 .........................................
Telecommunications                10.66
 .........................................
Utilities: Electric & Gas          8.45
 .........................................
Health & Personal Care             8.16
 .........................................
Energy Sources                     7.48
 .........................................

                                PERCENT OF
LARGEST INDIVIDUAL HOLDINGS     NET ASSETS
------------------------------------------
Bank of America                    3.14%
 .........................................
Sprint FON Group                   2.52
 .........................................
Ameritech                          2.28
 .........................................
First Union                        2.24
 .........................................
Household International            2.12
 .........................................
AT&T                               1.94
 .........................................
Wells Fargo                        1.80
 .........................................
US WEST                            1.77
 .........................................
GTE                                1.74
 .........................................
Monsanto                           1.71

  BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO TIME.

8     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

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MANAGEMENT AND ORGANIZATION

BUSINESS MANAGER

Washington Management Corporation provides the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and oversight of each of the fund's contractual service providers including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, DC 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund. Total management fees paid by the fund to its business manager and investment adviser, as a percentage of average net assets, for the previous fiscal year are discussed earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio.
The primary individual portfolio counselors for Washington Mutual Investors Fund are listed on the following page.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      9

                                                                                                           APPROXIMATE
                                                                                                     YEARS OF EXPERIENCE AS
                                                                                                     INVESTMENT PROFESSIONAL
                                                                                                         (INCLUDING THE
                                                                   YEARS OF EXPERIENCE                  LAST FIVE YEARS)
                                                                 AS PORTFOLIO COUNSELOR          WITH CAPITAL
PORTFOLIO COUNSELORS                                           (AND RESEARCH PROFESSIONAL,       RESEARCH AND
        FOR                                                        IF APPLICABLE) FOR             MANAGEMENT
 WASHINGTON MUTUAL                                             WASHINGTON MUTUAL INVESTORS        COMPANY OR
   INVESTORS FUND              PRIMARY TITLE(S)                    FUND (APPROXIMATE)           ITS AFFILIATES      TOTAL YEARS
---------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. ARMOUR     Chairman and Chief Executive         9 years (plus 4 years as a research  17 years          17 years
                      Officer, Capital Research Company*   professional prior to becoming a
                                                           portfolio counselor for the fund)
---------------------------------------------------------------------------------------------------------------------------------
STEPHEN E.            Senior Vice President, Capital       19 years (plus 8 years as a          27 years          34 years
BEPLER                Research Company*                    research professional prior to
                                                           becoming a portfolio counselor for
                                                           the fund)
---------------------------------------------------------------------------------------------------------------------------------
JAMES K.              Senior Vice President and Director,  22 years (plus 7 years as a          38 years          38 years
DUNTON                Capital Research and Management      research professional prior to
                      Company                              becoming a portfolio counselor for
                                                           the fund)
---------------------------------------------------------------------------------------------------------------------------------
J. DALE               Vice President and Director,         3 years (plus 4 years as a research  9 years           11 years
HARVEY                Capital Research Company*            professional prior to becoming a
                                                           portfolio counselor for the fund)
---------------------------------------------------------------------------------------------------------------------------------
GREGG E.              Senior Vice President, Capital       9 years (plus 7 years as a research  27 years          27 years
IRELAND               Research and Management Company      professional prior to becoming a
                                                           portfolio counselor for the fund)
---------------------------------------------------------------------------------------------------------------------------------
JAMES B.              Senior Vice President, Capital       9 years (plus 2 years as a research  18 years          18 years
LOVELACE              Research and Management Company      professional prior to becoming a
                                                           portfolio counselor for the fund)
---------------------------------------------------------------------------------------------------------------------------------
ROBERT G. O'DONNELL   Senior Vice President and Director,  6 years (plus 17 years as a          25 years          28 years
                      Capital Research and Management      research professional prior to
                      Company                              becoming a portfolio counselor for
                                                           the fund)
---------------------------------------------------------------------------------------------------------------------------------
JAMES F. ROTHENBERG   President and Director, Capital      6 years (plus 9 years as a research  30 years          30 years
                      Research and Management Company      professional -- 1971-1979--prior to
                                                           becoming a portfolio counselor for
                                                           the fund)
---------------------------------------------------------------------------------------------------------------------------------

  * COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY

10     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

                                     [MAP]

  WESTERN               WESTERN CENTRAL       EASTERN CENTRAL       EASTERN
  SERVICE CENTER        SERVICE CENTER        SERVICE CENTER        SERVICE CENTER
  American Funds        American Funds        American Funds        American Funds
  Service Company       Service Company       Service Company       Service Company
  P.O. Box 2205         P.O. Box 659522       P.O. Box 6007         P.O. Box 2280
  Brea, California      San Antonio, Texas    Indianapolis,         Norfolk, Virginia
  92822-2205            78265-9522            Indiana               23501-2280
  Fax: 714/671-7080     Fax: 210/474-4050     46206-6007            Fax: 757/670-4773
                                              Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      11

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

Factors you should consider in choosing a class of shares include:

  -  How long you expect to own the shares

  -  How much you intend to invest

  -  The expenses associated with owning shares of each class

  - Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

Differences between Class A and Class B shares include:

                CLASS A                              CLASS B
------------------------------------------------------------------------
Initial sales charge of up to 5.75%.      No initial sales charge.
Sales charges are reduced for purchases
of $25,000 or more
(see "Sales Charges -- Class A").
 .......................................................................
Distribution and service (12b-1)          Distribution and service
fees of up to 0.25% annually.             (12b-1) fees of up to 1.00%
                                          annually.
 .......................................................................
Higher dividends than Class B shares      Lower dividends than Class A
due to lower annual expenses.             shares due to higher
                                          distribution fees and other
                                          expenses.
 .......................................................................
No contingent deferred sales charge       A contingent deferred sales
(except on certain redemptions on         charge
purchases of $1 million or more bought    if you sell shares within six
without an initial sales charge).         years of buying them. The
                                          charge starts at 5% and
                                          declines thereafter until it
                                          reaches 0% after six years.
                                          (see "Sales Charges --
                                          Class B").
 .......................................................................
No purchase maximum.                      Maximum purchase of $100,000.
 .......................................................................
                                          Automatic conversion to
                                          Class A shares after eight
                                          years, reducing future annual
                                          expenses.

12     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

--------------------------------------------------------------------------------

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Exchange of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

PURCHASE MINIMUMS FOR CLASS A AND B SHARES

----------------------------------------------------------------------
To establish an account (including retirement plan accounts)  $    250
  For a retirement plan account through payroll deduction     $     25
To add to an account                                          $     50
  For a retirement plan account through payroll deduction     $     25
PURCHASE MAXIMUM FOR CLASS B SHARES                           $100,000

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      13

SHARE PRICE

The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

--------------------------------------------------------------------------------

SALES CHARGES

CLASS A

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for large purchases as indicated below.

                                                                  SALES CHARGE AS A PERCENTAGE OF
                                                           .............................................
                                                                                             NET             DEALER COMMISSION
                                                                 OFFERING                  AMOUNT                 AS % OF
INVESTMENT                                                         PRICE                  INVESTED            OFFERING PRICE
------------------------------------------------------------------------------------------------------------------------------
Less than $25,000                                                   5.75%                    6.10%                   5.00%
 .............................................................................................................................
$25,000 but less than $50,000                                       5.00%                    5.26%                   4.25%
 .............................................................................................................................
$50,000 but less than $100,000                                      4.50%                    4.71%                   3.75%
 .............................................................................................................................
$100,000 but less than $250,000                                     3.50%                    3.63%                   2.75%
 .............................................................................................................................
$250,000 but less than $500,000                                     2.50%                    2.56%                   2.00%
 .............................................................................................................................
$500,000 but less than $750,000                                     2.00%                    2.04%                   1.60%
 .............................................................................................................................
$750,000 but less than $1 million                                   1.50%                    1.52%                   1.20%
 .............................................................................................................................
$1 million or more and certain other investments
described below                                              see below                see below                see below

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales

14     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs, may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

CLASS B

Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE
ON SHARES SOLD WITHIN YEAR                     AS A % OF SHARES BEING SOLD
--------------------------------------------------------------------------
                 1                                           5.00%
                 2                                           4.00%
                 3                                           4.00%
                 4                                           3.00%
                 5                                           2.00%
                 6                                           1.00%

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      15

CLASS B CONVERSION TO A SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

REDUCING YOUR CLASS A SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

AGGREGATING ACCOUNTS

To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

16     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

CONCURRENT PURCHASES

You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

You may take into account the current value of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies to determine your Class A sales charge. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales interest charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      17

For more information, please consult your financial adviser, the statement of additional information and "Welcome to the Family."

--------------------------------------------------------------------------------

PLANS OF DISTRIBUTION

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

--------------------------------------------------------------------------------

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

18     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE-REGISTERED TRADEMARK- OR AMERICAN FUNDSLINE ONLINE-REGISTERED TRADEMARK-:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN FUNDSLINE ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      19

--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund are subject to income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

20     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares. A similar table will be shown for Class B shares beginning with the fund's 2000 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                                             YEAR ENDED APRIL 30
                                          Six months ended      ----------------------------------------------
                                            10/31/99(1)           1999      1998      1997     1996     1995
                                         ------------------     ----------------------------------------------
Net asset value,
beginning of period                                $35.31        $33.92    $25.93    $22.77    $18.87   $17.11
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                 .30           .60       .62       .62       .63      .63
Net gains or losses on securities
(both realized and unrealized)                      (1.23)         3.99      9.65      4.36      4.98     2.16
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.93)         4.59     10.27      4.98      5.61     2.79
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net investment income)               (.29)         (.61)     (.62)     (.62)     (.62)    (.62)
Distributions (from capital gains)                     --         (2.59)    (1.66)    (1.20)    (1.09)    (.41)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (3.20)    (2.28)    (1.82)    (1.71)   (1.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $34.09        $35.31    $33.92    $25.93    $22.77   $18.87
--------------------------------------------------------------------------------------------------------------
Total return(2)                                     (2.65)%(3)   14.61%    40.80%    22.43%    30.40%   17.01%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)    $       56,449       $57,018   $45,764   $28,165   $20,689  $14,426
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets            .31%(3)         .61%      .62%      .64%      .66%     .69%
--------------------------------------------------------------------------------------------------------------
Ratio of net income to average net
assets                                             .88%(3)        1.84%     2.08%     2.56%     2.98%    3.57%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          12.38%(3)       27.93%    17.61%    20.41%    23.41%   25.45%

(1)UNAUDITED.
(2)EXCLUDES SALES CHARGE.
(3)BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, NOT REPRESENTATIVE OF A FULL YEAR.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      21

FOR SHAREHOLDER SERVICES                        American Funds Service Company
                                                                  800/421-0180
FOR RETIREMENT PLAN SERVICES          Call your employer or plan administrator
FOR DEALER SERVICES                                American Funds Distributors
                                                           800/421-9900 Ext.11
FOR 24-HOUR INFORMATION               American FundsLine-Registered Trademark-
                                                                  800/325-3590
                               American FundsLine OnLine-Registered Trademark-
                                                  http://www.americanfunds.com

            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                                 *  *  *  *  *

MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODE OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The investment adviser's code of ethics describes the personal investing policy adopted by the fund's investment adviser and its affiliated companies.

The code of ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http:// www.sec.gov, or, after payment of a duplicating fee, via e-mail request to public info@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

Investment Company File No. 811-604
[LOGO]
 Printed on recycled paper

THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION
WITH THE PUBLIC OFFERING AND SALES OF ITS SHARES.  THE
FOLLOWING IS A FAIR AND ACCURATE TRANSLATION PF A SPANISH
LANGUAGE PROSPECTUS FOR THE FUND.
Howard L. Kitzmiller, Senior Vice President and Secretary

                         THE AMERICAN FUNDS GROUP LOGO

--------------------------------------------------------------------------------

                               WASHINGTON MUTUAL
                              INVESTORS FUND -SM-

                                   PROSPECTUS

                                 MARCH 15, 2000

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WASHINGTON MUTUAL INVESTORS FUND, INC.

1101 Vermont Avenue, NW
Washington, DC 20005

-------------------------------------------------------------------

TABLE OF CONTENTS


Risk/Return Summary                                               1
 ..................................................................
Fees and Expenses of the Fund                                     4
 ..................................................................
Investment Objective, Strategies and Risks                        6
 ..................................................................
Management and Organization                                       9
 ..................................................................
Shareholder Information                                          11
 ..................................................................
Choosing a Share Class                                           12
 ..................................................................
Purchase and Exchange of Shares                                  13
 ..................................................................
Sales Charges                                                    14
 ..................................................................
Sales Charge Reductions and Waivers                              16
 ..................................................................
Plans of Distribution                                            18
 ..................................................................
How to Sell Shares                                               18
 ..................................................................
Distributions and Taxes                                          20
 ..................................................................
Financial Highlights                                             21

-------------------------------------------------------------------

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

The fund seeks to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund invests primarily in common stocks of larger, more established companies that are listed on the New York Stock Exchange and have a strong record of earnings and dividends.

The fund is designed to provide fiduciaries, organizations, institutions and individuals with a convenient and prudent medium of investment in high quality common stocks and securities convertible into common stocks. It is especially designed to serve those individuals who are charged with the responsibility of investing retirement plan trusts, other fiduciary type reserves, or family funds, but who are reluctant to undertake the selection and supervision of individual stocks.

The fund strives to maintain a fully invested, diversified portfolio, primarily of high-quality stocks and securities convertible into common stocks. The fund has stringent Investment Standards based upon criteria originally established by the United States District Court for the District of Columbia for determining eligibility under the Court's Legal List procedure which was in effect for many years. Applying these Investment Standards, the fund's Investment Adviser compiles an "Eligible List" of investments considered appropriate for a prudent investor seeking opportunities for income and growth of principal consistent with common stock investing. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of additions to, or deletions from, the List to comply with the fund's Investment Standards.

An investment in the fund is subject to risks, including the possibility that the fund may decline in value in response to economic, social or political events in the U.S. or abroad. In addition, the prices of equity securities are also affected by events specifically involving the companies whose securities are owned by the fund.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

YOU MAY LOSE MONEY BY INVESTING IN THE FUND. THE LIKELIHOOD OF LOSS IS GREATER IF YOU INVEST FOR A SHORTER PERIOD OF TIME.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      1

INVESTMENT RESULTS

The following information provides some indication of the risks of investing in the fund by showing changes in the fund's investment results from year to year and by showing how the fund's average annual returns for various periods compare with those of a broad measure of market performance. Past results are not an indication of future results.

                 CALENDAR YEAR TOTAL RETURNS FOR CLASS A SHARES

     (RESULTS DO NOT INCLUDE A SALES CHARGE; IF ONE WERE INCLUDED, RESULTS
                                WOULD BE LOWER.)

  EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

90   -3.86%
91   23.49%
92    9.10%
93   13.05%
94    0.49%
95   41.22%
96   20.18%
97   33.29%
98   19.37%
99    1.16%

The fund's highest/lowest QUARTERLY results during this time period were:

HIGHEST  14.44% (quarter ended June 30, 1997)

LOWEST
-13.13% (quarter ended September 30, 1990)

2   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

For periods ended December 31, 1999:

AVERAGE ANNUAL
TOTAL RETURN                               ONE YEAR    FIVE YEARS  TEN YEARS  LIFETIME
--------------------------------------------------------------------------------------

Class A(1)
(with maximum sales charge deducted)        -4.67%       20.82%      14.25%    13.58%
 .....................................................................................
Class B(2)                                     N/A          N/A         N/A       N/A
 .....................................................................................
S&P 500(3)                                  21.01%       28.49%      18.17%    12.96%
 .....................................................................................

Lipper Growth and Income Index(4)           11.86%       20.60%      14.38%     N/A(5)
 .....................................................................................

Class A yield: 1.98%

(For current yield information call American
FundsLine-Registered Trademark- at 1-800-325-3590)

(1) THE FUND BEGAN INVESTMENT OPERATIONS FOR CLASS A SHARES ON JULY 31, 1952.

(2) THE FUND IS BEGINNING INVESTMENT OPERATIONS FOR CLASS B SHARES ON MARCH 15, 2000.

(3) THE STANDARD & POOR'S 500 COMPOSITE INDEX IS AN ASSET-WEIGHTED, BROAD-BASED MEASUREMENT OF CHANGES IN STOCK MARKET CONDITIONS BASED ON THE AVERAGE PERFORMANCE OF 500 WIDELY HELD COMMON STOCKS. THIS INDEX IS UNMANAGED AND DOES NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES. THE LIFETIME FIGURE IS FROM THE DATE THE FUND'S CLASS A SHARES BEGAN INVESTMENT OPERATIONS.

(4) THE LIPPER GROWTH AND INCOME FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX THAT REPRESENTS FUNDS THAT COMBINE A GROWTH-OF-EARNINGS ORIENTATION AND AN INCOME REQUIREMENT FOR LEVEL AND/OR RISING DIVIDENDS. THE RESULTS OF THE UNDERLYING FUNDS IN THE INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS BUT DO NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES. THIS INDEX WAS NOT IN EXISTENCE AS OF THE DATE THE FUND BEGAN INVESTMENT OPERATIONS, THEREFORE, LIFETIME RESULTS ARE NOT AVAILABLE.

Unlike the bar chart on the previous page, this table reflects the fund's investment results with the maximum initial or deferred sales charge deducted, as required by Securities and Exchange Commission rules. Class A share results are shown with the maximum initial sales charge of 5.75% deducted. Sales charges are reduced for purchases of $25,000 or more. Results would be higher if they were calculated at net asset value. All fund results reflect the reinvestment of dividend and capital gain distributions.

Class B shares are subject to a maximum deferred sales charge of 5.00% if shares are redeemed within the first year of purchasing them. The deferred sales charge declines thereafter until it reaches 0% after six years. Class B shares convert to Class A shares after eight years. Since the fund's Class B shares begin investment operations on March 15, 2000, no results are available as of the date of this prospectus.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      3

-------------------------------------------------------------------

FEES AND EXPENSES OF THE FUND

SHAREHOLDERS FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)  CLASS A  CLASS B
-----------------------------------------------------------
Maximum sales charge imposed on purchases
(AS A PERCENTAGE OF OFFERING PRICE)         5.75%(1)  0.00%
 ..........................................................
Maximum sales charge imposed on
reinvested dividends                        0.00%    0.00%
 ..........................................................
Maximum deferred sales charge               0.00%(2)  5.00%(3)
 ..........................................................
Redemption or exchange fees                 0.00%    0.00%

(1) SALES CHARGES ARE REDUCED OR ELIMINATED FOR PURCHASES OF $25,000 OR MORE.

(2) A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES ON CERTAIN REDEMPTIONS MADE WITHIN 12 MONTHS FOLLOWING PURCHASES OF $1 MILLION OR MORE MADE WITHOUT A SALES CHARGE.

(3) DEFERRED SALES CHARGES ARE REDUCED AFTER 12 MONTHS AND ELIMINATED AFTER SIX YEARS.

ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)      CLASS A      CLASS B(1)
--------------------------------------------------------------------------
Management Fees                                     0.29%          0.29%
 .........................................................................
Distribution and/or Service (12b-1) Fees            0.23%(2)       1.00%(3)
 .........................................................................
Other Expenses                                      0.09%          0.09%
 .........................................................................
Total Annual Fund Operating Expenses                0.61%          1.38%

(1) BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

(2) CLASS A 12b-1 EXPENSES MAY NOT EXCEED 0.25% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

(3) CLASS B 12b-1 EXPENSES MAY NOT EXCEED 1.00% OF THE FUND'S AVERAGE NET ASSETS ANNUALLY.

4   WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, that your investment has a 5% return each year and that the fund's operating expenses remain the same as shown above. The Class A example reflects the maximum initial sales charge in Year One. The Class B-assuming redemption example reflects applicable contingent deferred sales charges through Year Six (after which time they are eliminated). Both Class B examples reflect Class A expeneses for Years 9 and 10 since Class B shares automatically convert to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your cumulative expenses would be:

                                         YEAR  YEAR   YEAR   YEAR
                                         ONE   THREE  FIVE   TEN
------------------------------------------------------------------
Class A                                  $634  $759   $896  $1,293
 .................................................................
Class B - assuming redemption            $640  $837   $955  $1,447
Class B - assuming no redemption         $140  $437   $755  $1,447

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      5

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing. The fund strives to accomplish this objective through fundamental research, careful selection, and broad diversification. In the selection of securities for investment, current and potential yield as well as the potential for long-term capital appreciation are considered. The fund strives in its overall portfolio to achieve an above average yield and a below average price-to-earnings ratio in relation to the Standard & Poor's 500 Composite Index (a broad, unmanaged index). The fund's portfolio is limited to securities included on its Eligible List, which is compiled to conform to the fund's Investment Standards based on criteria that were established by the United States District Court for the District of Columbia. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of changes necessary for continued compliance with the fund's Investment Standards.

The prices of equity securities may decline in response to certain events, including those directly involving the companies whose securities are owned in the fund, adverse conditions affecting the general economy or overall market declines.

The fund's policy is to maintain at all times for its shareholders a fully invested and widely diversified portfolio of securities; however, the fund may hold to a limited extent, short-term U.S. government securities, cash and cash equivalents.

The fund relies on the professional judgment of its investment adviser, Capital Research and Management Company, to make decisions about the fund's portfolio securities. The basic philosophy of the investment adviser is to seek undervalued securities that represent good long-term investment opportunities. Securities may be sold when the investment adviser believes they no longer represent good long-term value.

OTHER IMPORTANT INVESTMENT PRACTICES

In addition to the principal investment strategies described above, the fund has other investment practices that are described in the statement of additional information.

6     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

ADDITIONAL INVESTMENT RESULTS

For periods ended December 31, 1999:

                                                                LIPPER
                                                                GROWTH
                                         THE FUND'S CLASS A      AND
AVERAGE ANNUAL                             SHARES WITH NO       INCOME
TOTAL RETURN                               SALES CHARGE(1)     INDEX(2)
------------------------------------------------------------------------
One Year                                         1.16%          11.86%

 .......................................................................
Five Years                                      22.26%          20.60%

 .......................................................................
Ten Years                                       14.93%          14.38%

 .......................................................................
Lifetime(3)                                     13.72%        N/A(4)

THESE RESULTS DO NOT REFLECT SALES CHARGES. SALES CHARGES ARE REDUCED OR ELIMINATED FOR LARGER PURCHASES AND PURCHASES BY CERTAIN RETIREMENT PLANS.

(1) (1) THESE FUND RESULTS WERE CALCULATED ACCORDING TO A FORMULA THAT IS REQUIRED FOR ALL STOCK AND BOND FUNDS AND INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS.

(2) THE LIPPER GROWTH AND INCOME FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX THAT REPRESENTS FUNDS THAT COMBINE A GROWTH-OF-EARNINGS ORIENTATION AND AN INCOME REQUIREMENT FOR LEVEL AND/OR RISING DIVIDENDS. THE RESULTS OF THE UNDERLYING FUNDS IN THE INDEX INCLUDE THE REINVESTMENT OF DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS BUT DO NOT REFLECT SALES CHARGES, COMMISSIONS OR EXPENSES.

(3) THE FUND BEGAN INVESTMENT OPERATIONS FOR CLASS A SHARES ON JULY 31, 1952.

(4) THIS INDEX WAS NOT IN EXISTENCE AS OF THE DATE THE FUND BEGAN INVESTMENT OPERATIONS, THEREFORE, LIFETIME RESULTS ARE NOT AVAILABLE.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      7

   THE FOLLOWING INFORMATION RELATING TO THE FUND'S INVESTMENT PORTFOLIO IS AS OF THE END OF THE FUND'S FISCAL YEAR, APRIL 30, 1999.

                                PERCENT OF
LARGEST INVESTMENT CATEGORIES   NET ASSETS
------------------------------------------
Finance                           22.37%
 .........................................
Services                          19.57
 .........................................
Energy                            15.93
 .........................................

                                PERCENT OF
LARGEST INDUSTRY HOLDINGS       NET ASSETS
------------------------------------------
Banking                           14.12%
 .........................................
Telecommunications                10.66
 .........................................
Utilities: Electric & Gas          8.45
 .........................................
Health & Personal Care             8.16
 .........................................
Energy Sources                     7.48
 .........................................

                                PERCENT OF
LARGEST INDIVIDUAL HOLDINGS     NET ASSETS
------------------------------------------
Bank of America                    3.14%
 .........................................
Sprint FON Group                   2.52
 .........................................
Ameritech                          2.28
 .........................................
First Union                        2.24
 .........................................
Household International            2.12
 .........................................
AT&T                               1.94
 .........................................
Wells Fargo                        1.80
 .........................................
US WEST                            1.77
 .........................................
GTE                                1.74
 .........................................
Monsanto                           1.71

  BECAUSE THE FUND IS ACTIVELY MANAGED, ITS HOLDINGS WILL CHANGE FROM TIME TO TIME.

8     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

-------------------------------------------------------------------

MANAGEMENT AND ORGANIZATION

BUSINESS MANAGER

Washington Management Corporation provides the services necessary to carry on the fund's general administrative and corporate affairs. These services encompass general corporate governance, regulatory compliance and oversight of each of the fund's contractual service providers including custodian operations, shareholder services and fund share distribution functions. Washington Management Corporation, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, maintains its principal business address at 1101 Vermont Avenue, NW, Washington, DC 20005.

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the fund and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio of the fund. Total management fees paid by the fund to its business manager and investment adviser, as a percentage of average net assets, for the previous fiscal year are discussed earlier under "Fees and Expenses of the Fund."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing.

MULTIPLE PORTFOLIO COUNSELOR SYSTEM

Capital Research and Management Company uses a system of multiple portfolio counselors in managing mutual fund assets. Under this approach the portfolio of a fund is divided into segments which are managed by individual counselors. Counselors decide how their respective segments will be invested within the limits provided by a fund's objective(s) and policies and by Capital Research and Management Company's investment committee. In addition, Capital Research and Management Company's research professionals may make investment decisions with respect to a portion of a fund's portfolio.
The primary individual portfolio counselors for Washington Mutual Investors Fund are listed on the following page.

                            WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      9

                                                                                                           APPROXIMATE
                                                                                                     YEARS OF EXPERIENCE AS
                                                                                                     INVESTMENT PROFESSIONAL
                                                                                                         (INCLUDING THE
                                                                   YEARS OF EXPERIENCE                  LAST FIVE YEARS)
                                                                 AS PORTFOLIO COUNSELOR          WITH CAPITAL
PORTFOLIO COUNSELORS                                           (AND RESEARCH PROFESSIONAL,       RESEARCH AND
        FOR                                                        IF APPLICABLE) FOR             MANAGEMENT
 WASHINGTON MUTUAL                                             WASHINGTON MUTUAL INVESTORS        COMPANY OR
   INVESTORS FUND              PRIMARY TITLE(S)                    FUND (APPROXIMATE)           ITS AFFILIATES      TOTAL YEARS
---------------------------------------------------------------------------------------------------------------------------------
TIMOTHY D. ARMOUR     Chairman and Chief Executive         9 years (plus 4 years as a research  17 years          17 years
                      Officer, Capital Research Company*   professional prior to becoming a
                                                           portfolio counselor for the fund)
---------------------------------------------------------------------------------------------------------------------------------
STEPHEN E.            Senior Vice President, Capital       19 years (plus 8 years as a          27 years          34 years
BEPLER                Research Company*                    research professional prior to
                                                           becoming a portfolio counselor for
                                                           the fund)
---------------------------------------------------------------------------------------------------------------------------------
JAMES K.              Senior Vice President and Director,  22 years (plus 7 years as a          38 years          38 years
DUNTON                Capital Research and Management      research professional prior to
                      Company                              becoming a portfolio counselor for
                                                           the fund)
---------------------------------------------------------------------------------------------------------------------------------
J. DALE               Vice President and Director,         3 years (plus 4 years as a research  9 years           11 years
HARVEY                Capital Research Company*            professional prior to becoming a
                                                           portfolio counselor for the fund)
---------------------------------------------------------------------------------------------------------------------------------
GREGG E.              Senior Vice President, Capital       9 years (plus 7 years as a research  27 years          27 years
IRELAND               Research and Management Company      professional prior to becoming a
                                                           portfolio counselor for the fund)
---------------------------------------------------------------------------------------------------------------------------------
JAMES B.              Senior Vice President, Capital       9 years (plus 2 years as a research  18 years          18 years
LOVELACE              Research and Management Company      professional prior to becoming a
                                                           portfolio counselor for the fund)
---------------------------------------------------------------------------------------------------------------------------------
ROBERT G. O'DONNELL   Senior Vice President and Director,  6 years (plus 17 years as a          25 years          28 years
                      Capital Research and Management      research professional prior to
                      Company                              becoming a portfolio counselor for
                                                           the fund)
---------------------------------------------------------------------------------------------------------------------------------
JAMES F. ROTHENBERG   President and Director, Capital      6 years (plus 9 years as a research  30 years          30 years
                      Research and Management Company      professional -- 1971-1979--prior to
                                                           becoming a portfolio counselor for
                                                           the fund)
---------------------------------------------------------------------------------------------------------------------------------

  * COMPANY AFFILIATED WITH CAPITAL RESEARCH AND MANAGEMENT COMPANY

10     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

--------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, the fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services may be terminated or modified at any time upon 60 days' written notice. For your convenience, American Funds Service Company has four service centers across the country.

                  AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS
                    CALL TOLL-FREE FROM ANYWHERE IN THE U.S.
                             (8 A.M. TO 8 P.M. ET):
                                  800/421-0180

                                     [MAP]

  WESTERN               WESTERN CENTRAL       EASTERN CENTRAL       EASTERN
  SERVICE CENTER        SERVICE CENTER        SERVICE CENTER        SERVICE CENTER
  American Funds        American Funds        American Funds        American Funds
  Service Company       Service Company       Service Company       Service Company
  P.O. Box 2205         P.O. Box 659522       P.O. Box 6007         P.O. Box 2280
  Brea, California      San Antonio, Texas    Indianapolis,         Norfolk, Virginia
  92822-2205            78265-9522            Indiana               23501-2280
  Fax: 714/671-7080     Fax: 210/474-4050     46206-6007            Fax: 757/670-4773
                                              Fax: 317/735-6620

A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS INCLUDED IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to owning a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Service Company.

You may invest in the fund through various retirement plans. However, Class B shares generally are not available to certain retirement plans (for example, group retirement plans such as 401(k) plans, employer-sponsored 403(b) plans, and money purchase pension and profit sharing plans). Some retirement plans or accounts held by investment dealers may not offer certain services. If you have any questions, please contact American Funds Service Company, your plan administrator/trustee or dealer.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      11

--------------------------------------------------------------------------------

CHOOSING A SHARE CLASS

The fund offers both Class A and Class B shares. Each share class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation.

Factors you should consider in choosing a class of shares include:

  -  How long you expect to own the shares

  -  How much you intend to invest

  -  The expenses associated with owning shares of each class

  - Whether you qualify for any reduction or waiver of sales charges (for example, Class A shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver)

EACH INVESTOR'S FINANCIAL CONSIDERATIONS ARE DIFFERENT. YOU SHOULD SPEAK WITH YOUR FINANCIAL ADVISER TO HELP YOU DECIDE WHICH SHARE CLASS IS BEST FOR YOU.

Differences between Class A and Class B shares include:

                CLASS A                              CLASS B
------------------------------------------------------------------------
Initial sales charge of up to 5.75%.      No initial sales charge.
Sales charges are reduced for purchases
of $25,000 or more
(see "Sales Charges -- Class A").
 .......................................................................
Distribution and service (12b-1)          Distribution and service
fees of up to 0.25% annually.             (12b-1) fees of up to 1.00%
                                          annually.
 .......................................................................
Higher dividends than Class B shares      Lower dividends than Class A
due to lower annual expenses.             shares due to higher
                                          distribution fees and other
                                          expenses.
 .......................................................................
No contingent deferred sales charge       A contingent deferred sales
(except on certain redemptions on         charge
purchases of $1 million or more bought    if you sell shares within six
without an initial sales charge).         years of buying them. The
                                          charge starts at 5% and
                                          declines thereafter until it
                                          reaches 0% after six years.
                                          (see "Sales Charges --
                                          Class B").
 .......................................................................
No purchase maximum.                      Maximum purchase of $100,000.
 .......................................................................
                                          Automatic conversion to
                                          Class A shares after eight
                                          years, reducing future annual
                                          expenses.

12     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

--------------------------------------------------------------------------------

PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer (who may impose transaction charges in addition to those described in this prospectus) authorized to sell the fund's shares. You may purchase additional shares using various options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into shares of the same class of other funds in The American Funds Group generally without a sales charge. For purposes of computing the contingent deferred sales charge on Class B shares, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

Exchange of shares from the money market funds initially purchased without a sales charge generally will be subject to the appropriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone..." for information regarding electronic exchanges.

THE FUND AND AMERICAN FUNDS DISTRIBUTORS, THE FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PERIOD OF TIME, THE FUND AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY INVESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUND.

PURCHASE MINIMUMS FOR CLASS A AND B SHARES

----------------------------------------------------------------------
To establish an account (including retirement plan accounts)  $    250
  For a retirement plan account through payroll deduction     $     25
To add to an account                                          $     50
  For a retirement plan account through payroll deduction     $     25
PURCHASE MAXIMUM FOR CLASS B SHARES                           $100,000

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      13

SHARE PRICE

The fund calculates its share price, also called net asset value, as of approximately 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, market prices are used when available. If a market price for a particular security is not available, the fund will determine the appropriate price for the security.

Your shares will be purchased at the net asset value plus any applicable sales charge in the case of Class A shares, or sold at the net asset value next determined after American Funds Service Company receives and accepts your request. Sales of certain Class A and B shares may be subject to contingent deferred sales charges.

--------------------------------------------------------------------------------

SALES CHARGES

CLASS A

The initial sales charge you pay when you buy Class A shares differs depending upon the amount you invest and may be reduced for large purchases as indicated below.

                                                                  SALES CHARGE AS A PERCENTAGE OF
                                                           .............................................
                                                                                             NET             DEALER COMMISSION
                                                                 OFFERING                  AMOUNT                 AS % OF
INVESTMENT                                                         PRICE                  INVESTED            OFFERING PRICE
------------------------------------------------------------------------------------------------------------------------------
Less than $25,000                                                   5.75%                    6.10%                   5.00%
 .............................................................................................................................
$25,000 but less than $50,000                                       5.00%                    5.26%                   4.25%
 .............................................................................................................................
$50,000 but less than $100,000                                      4.50%                    4.71%                   3.75%
 .............................................................................................................................
$100,000 but less than $250,000                                     3.50%                    3.63%                   2.75%
 .............................................................................................................................
$250,000 but less than $500,000                                     2.50%                    2.56%                   2.00%
 .............................................................................................................................
$500,000 but less than $750,000                                     2.00%                    2.04%                   1.60%
 .............................................................................................................................
$750,000 but less than $1 million                                   1.50%                    1.52%                   1.20%
 .............................................................................................................................
$1 million or more and certain other investments
described below                                              see below                see below                see below

CLASS A PURCHASES NOT SUBJECT TO SALES CHARGE

Investments of $1 million or more are sold with no initial sales charge. HOWEVER, A 1% CONTINGENT DEFERRED SALES CHARGE MAY BE IMPOSED IF REDEMPTIONS ARE MADE WITHIN ONE YEAR OF PURCHASE. Employer-sponsored defined contribution-type plans investing $1 million or more or with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the American Funds, may invest with no sales charge and are not subject to a contingent deferred sales

14     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS
charge. Investments made through retirement plans, endowments or foundations with $50 million or more in assets, or through certain qualified fee-based programs, may also be made with no sales charge and are not subject to a contingent deferred sales charge. The fund may pay a dealer concession of up to 1% under its Plan of Distribution on investments made with no initial sales charge.

CLASS B

Class B shares are sold without any initial sales charge. However, a contingent deferred sales charge may be applied to shares you redeem within six years of purchase, as shown in the table below.

CONTINGENT DEFERRED SALES CHARGE
ON SHARES SOLD WITHIN YEAR                     AS A % OF SHARES BEING SOLD
--------------------------------------------------------------------------
                 1                                           5.00%
                 2                                           4.00%
                 3                                           4.00%
                 4                                           3.00%
                 5                                           2.00%
                 6                                           1.00%

Shares acquired through reinvestment of dividends or capital gain distributions are not subject to a contingent deferred sales charge. In addition, the contingent deferred sales charge may be waived in certain circumstances. See "Contingent Deferred Sales Charge Waivers for Class B Shares" below. The contingent deferred sales charge is based on the original purchase cost or the current market value of the shares being sold, whichever is less. For purposes of determining the contingent deferred sales charge, if you sell only some of your shares, shares that are not subject to any contingent deferred sales charge will be sold first and then shares that you have owned the longest.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      15

CLASS B CONVERSION TO A SHARES

Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The Internal Revenue Service currently takes the position that this automatic conversion is not taxable. Should their position change, shareholders would still have the option of converting but may face certain tax consequences. Please see the statement of additional information for more information.

--------------------------------------------------------------------------------

SALES CHARGE REDUCTIONS AND WAIVERS

You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your Class A sales charge or waiver of your Class B contingent deferred sales charge using one or any combination of the methods described below, in the statement of additional information and "Welcome to the Family."

REDUCING YOUR CLASS A SALES CHARGE

You and your "immediate family" (your spouse and your children under the age of 21) may combine investments to reduce your Class A sales charge.

AGGREGATING ACCOUNTS

To receive a reduced Class A sales charge, investments made by you and your immediate family (see above) may be aggregated if made for their own account(s) and/or:

  - trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the person who is the primary beneficiary of the trust.

  -  solely controlled business accounts.

  -  single-participant retirement plans.

Other types of accounts may also be aggregated. You should check with your financial adviser or consult the statement of additional information or "Welcome to the Family" for more information.

16     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

CONCURRENT PURCHASES

You may combine simultaneous purchases of Class A and/or B shares of two or more American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies, to qualify for a reduced Class A sales charge. Direct purchases of money market funds are excluded.

RIGHTS OF ACCUMULATION

You may take into account the current value of your existing Class A and B holdings in the American Funds, as well as individual holdings in various American Legacy variable annuities or variable life insurance policies to determine your Class A sales charge. Direct purchases of money market funds are excluded.

STATEMENT OF INTENTION

You can reduce the sales charge you pay on your Class A share purchases by establishing a Statement of Intention. A Statement of Intention allows you to combine all Class A and B share non-money market fund purchases, as well as individual American Legacy variable annuity and life insurance policies you intend to make over a 13-month period, to determine the applicable sales interest charge. At your request purchases made during the previous 90 days may be included; however, capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases. A portion of your account may be held in escrow to cover additional Class A sales charges which may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

CONTINGENT DEFERRED SALES CHARGE WAIVERS FOR CLASS B SHARES

The contingent deferred sales charge on Class B shares may be waived in the following cases:

  - to receive payments through systematic withdrawal plans (up to 12% of the value of your account);

  - to receive certain distributions, such as required minimum distributions from retirement accounts; or

  - for redemptions due to death or post-purchase disability of the shareholder.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      17

For more information, please consult your financial adviser, the statement of additional information and "Welcome to the Family."

--------------------------------------------------------------------------------

PLANS OF DISTRIBUTION

The fund has Plans of Distribution or "12b-1 Plans" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the fund's board of directors. The plans provide for annual expenses of up to 0.25% for Class A shares and up to 1.00% for Class B shares. Up to 0.25% of these payments are used to pay service fees to qualified dealers for providing certain shareholder services. The remaining 0.75% expense for Class B shares is used for financing commissions paid to your dealer. The 12b-1 fees paid by the fund, as a percentage of average net assets, for the previous fiscal year is indicated above under "Fees and Expenses of the Fund." Since these fees are paid out of the fund's assets or income on an ongoing basis, over time they will increase the cost and reduce the return of an investment. The higher fees for Class B shares may cost you more over time than paying the initial sales charge for Class A shares.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or sponsor informational meetings for, dealers as described in the statement of additional information.

--------------------------------------------------------------------------------

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

  THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

  -  Shares held for you in your dealer's name must be sold through the dealer.

18     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

  WRITING TO AMERICAN FUNDS SERVICE COMPANY

  -  Requests must be signed by the registered shareholder(s).

  -  A signature guarantee is required if the redemption is:

     -- Over $50,000;

     -- Made payable to someone other than the registered shareholder(s); or

     -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

  - Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.

  TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE-REGISTERED TRADEMARK- OR AMERICAN FUNDSLINE ONLINE-REGISTERED TRADEMARK-:

  - Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.

  -  Checks must be made payable to the registered shareholder.

  - Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN FUNDSLINE ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your account(s), you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the fund's business manager, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided American Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      19

--------------------------------------------------------------------------------

DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The fund intends to distribute dividends to you, usually in March, June, September and December. Capital gains, if any, are usually distributed in December. When a dividend or capital gain is distributed, the net asset value per share is reduced by the amount of the payment.

You may elect to reinvest dividends and/or capital gain distributions to purchase additional shares of this fund or any other fund in The American Funds Group or you may elect to receive them in cash. Most shareholders do not elect to take capital gain distributions in cash because these distributions reduce principal value.

TAXES ON DISTRIBUTIONS

Distributions you receive from the fund are subject to income tax and may also be subject to state or local taxes -- unless you are exempt from taxation.

For federal tax purposes, any taxable dividends and distributions of short-term capital gains are treated as ordinary income. The fund's distributions of net long-term capital gains are taxable to you as long-term capital gains. Any taxable distributions you receive from the fund will normally be taxable to you when made, regardless of whether you reinvest distributions or receive them in cash.

TAXES ON TRANSACTIONS

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes. A capital gain or loss on your investment in the fund is the difference between the cost of your shares, including any sales charges, and the price you receive when you sell them.

Please see the statement of additional information, the "Welcome to the Family" guide, and your tax adviser for further information.

20     WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS

--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's results for the past five years and is currently only shown for Class A shares. A similar table will be shown for Class B shares beginning with the fund's 2000 fiscal year end. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is included in the statement of additional information, which is available upon request.

                                                                             YEAR ENDED APRIL 30
                                          Six months ended      ----------------------------------------------
                                            10/31/99(1)           1999      1998      1997     1996     1995
                                         ------------------     ----------------------------------------------
Net asset value,
beginning of period                                $35.31        $33.92    $25.93    $22.77    $18.87   $17.11
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                                 .30           .60       .62       .62       .63      .63
Net gains or losses on securities
(both realized and unrealized)                      (1.23)         3.99      9.65      4.36      4.98     2.16
--------------------------------------------------------------------------------------------------------------
Total from investment operations                     (.93)         4.59     10.27      4.98      5.61     2.79
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net investment income)               (.29)         (.61)     (.62)     (.62)     (.62)    (.62)
Distributions (from capital gains)                     --         (2.59)    (1.66)    (1.20)    (1.09)    (.41)
--------------------------------------------------------------------------------------------------------------
Total distributions                                  (.29)        (3.20)    (2.28)    (1.82)    (1.71)   (1.03)
--------------------------------------------------------------------------------------------------------------
Net asset value, end of period                     $34.09        $35.31    $33.92    $25.93    $22.77   $18.87
--------------------------------------------------------------------------------------------------------------
Total return(2)                                     (2.65)%(3)   14.61%    40.80%    22.43%    30.40%   17.01%
--------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)    $       56,449       $57,018   $45,764   $28,165   $20,689  $14,426
--------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets            .31%(3)         .61%      .62%      .64%      .66%     .69%
--------------------------------------------------------------------------------------------------------------
Ratio of net income to average net
assets                                             .88%(3)        1.84%     2.08%     2.56%     2.98%    3.57%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          12.38%(3)       27.93%    17.61%    20.41%    23.41%   25.45%

(1)UNAUDITED.
(2)EXCLUDES SALES CHARGE.
(3)BASED ON OPERATIONS FOR THE PERIOD SHOWN AND, ACCORDINGLY, NOT REPRESENTATIVE OF A FULL YEAR.

                           WASHINGTON MUTUAL INVESTORS FUND / PROSPECTUS      21

FOR SHAREHOLDER SERVICES                        American Funds Service Company
                                                                  800/421-0180
FOR RETIREMENT PLAN SERVICES          Call your employer or plan administrator
FOR DEALER SERVICES                                American Funds Distributors
                                                           800/421-9900 Ext.11
FOR 24-HOUR INFORMATION               American FundsLine-Registered Trademark-
                                                                  800/325-3590
                               American FundsLine OnLine-Registered Trademark-
                                                  http://www.americanfunds.com

            Telephone conversations may be recorded or monitored for verification, recordkeeping and quality assurance purposes.

                                 *  *  *  *  *

MULTIPLE TRANSLATIONS This prospectus may be translated into other languages. If there is any inconsistency or ambiguity as to the meaning of any word or phrase in a translation, the English text will prevail.

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

STATEMENT OF ADDITIONAL INFORMATION (SAI) AND CODE OF ETHICS The SAI contains more detailed information on all aspects of the fund, including the fund's financial statements and is incorporated by reference into this prospectus. The investment adviser's code of ethics describes the personal investing policy adopted by the fund's investment adviser and its affiliated companies.

The code of ethics and current SAI have been filed with the Securities and Exchange Commission ("SEC"). These and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room in Washington, D.C. (202/942-8090) or on the EDGAR database on the SEC's Internet Web site at http:// www.sec.gov, or, after payment of a duplicating fee, via e-mail request to public info@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

HOUSEHOLD MAILINGS Each year you are automatically sent an updated prospectus, annual and semi-annual report for the fund. In order to reduce the volume of mail you receive, when possible, only one copy of these documents will be sent to shareholders that are part of the same family and share the same residential address.

If you would like to receive individual copies of these documents, or a free copy of the SAI or Codes of Ethics, please call American Funds Service Company at 800/421-0180 or write to the Secretary of the fund at 1101 Vermont Avenue, NW, Washington, D.C. 20005.

Investment Company File No. 811-604
[LOGO]
 Printed on recycled paper




                     WASHINGTON MUTUAL INVESTORS FUND, INC.
                                     PART B
                        STATEMENT OF ADDITIONAL INFORMATION
                                     MARCH 15, 2000

This document is not a prospectus but should be read in conjunction with the current prospectus dated
March 15, 2000 of Washington Mutual Investors Fund, Inc. (the fund or WMIF). The prospectus may be obtained from your investment dealer or financial planner or by writing to the fund at the following address:

WASHINGTON MUTUAL INVESTORS FUND, INC.
Attention:  Secretary
1101 Vermont Avenue, N.W.
Washington, D.C. 20005
(202) 842-5665

Shareholders who purchase shares at net asset value through eligible retirement plans should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

                               TABLE OF CONTENTS

ITEM                                                   PAGE NO.

Description of Certain Securities and Investment Techniques            1

The Fund and Its Investment Objective and Policies       2

Investment Restrictions                                  2

Fund Organization                                              3

Shareholder Voting Rights                                      3

Fund Directors, Advisory Board Members and Officers      4

Management                                              10

Dividends, Distributions and Federal Taxes              12

Purchasing Shares                                       15

Sales Charges                                                 17

Sales Charge Reductions and Waivers                           19

Individual Retirement Account (IRA) Rollovers                 21

Price of Shares                                               21

Selling Shares                                          22

Shareholder Account Services and Privileges             23

Execution of Portfolio Transactions                     25

General Information                                     26

Class A Share Investment Results and Related Statistics          27

Financial Statements                                    Attached





          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

As set forth in its Prospectus, only common stocks and securities convertible into common stocks meeting the fund's Investment Standards and on the fund's Eligible List may be held by the fund; however, the fund may also hold, to a limited extent, short-term U.S. Government securities, cash and cash equivalents.

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. The prices of equity securities fluctuate based on changes in the financial condition of their issuers and on market and economic conditions. The fund's results will be related to the overall market for these securities.

CONVERTIBLE SECURITIES -- The fund may purchase securities convertible into common stocks where the issuing corporation meets the fund's Investment Standards and appears on the fund's Eligible List. The value of convertible securities (which have both debt and equity characteristics) varies in response to many factors, including the value of the underlying equity, general market and economic conditions, convertible market valuations, as well as, changes in interest rates, credit spreads and the credit quality of the issuer.
U.S. GOVERNMENT SECURITIES, CASH AND CASH EQUIVALENTS -- These securities may include direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds), federal agency obligations guaranteed as to principal and interest by the U.S. Treasury, and certain securities issued by U.S. Government instrumentalities and certain federal agencies which securities are neither direct obligations of, nor guaranteed by, the Treasury. These latter securities, however, generally involve federal sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality.

               THE FUND AND ITS INVESTMENT OBJECTIVE AND POLICIES

The fund has Investment Standards based upon criteria originally established by the United States District Court for the District of Columbia for determining the eligibility of securities under the Court's Legal List procedure which was in effect for many years. The fund has an Eligible List of investments based upon its Investment Standards. The Investment Adviser is required to select the fund's investments exclusively from the Eligible List. The Investment Adviser monitors the Eligible List and makes recommendations to the Board of Directors of additions to, or deletions from, the List for continued compliance with the fund's Investment Standards.

It is believed that in applying the above disciplines and procedures, the fund makes available to pension and profit-sharing trustees and other fiduciaries a prudent stock investment and an assurance of continuity of investment quality which it has always been the policy of the fund to provide. However, fiduciary investment responsibility and the Prudent Investor Rule involve a mixed question of law and fact which cannot be conclusively determined in advance. Moreover, recent changes to the Prudent Investor Rule in some jurisdictions speak to an allocation of funds among a variety of investments. Therefore, each fiduciary should examine the common stock portfolio of the fund to see that it, along with other investments, meets the requirements of the specific trust.
The fund's Investment Standards encompass numerous criteria which govern which securities may be included on the fund's Eligible List. The Investment Standards are periodically reviewed, and the Board of Directors may modify the Standards as a result of economic, market or corporate developments. The Investment Standards are not part of the fund's Investment Restrictions discussed below.


                          INVESTMENT RESTRICTIONS

The fund has adopted certain fundamental policies and investment restrictions for the protection of shareholders that may not be changed without shareholder approval. Approval requires the affirmative vote of 67% or more of the voting securities present at a meeting of shareholders, provided more than 50% of such securities are represented at the meeting or the vote of more than 50% of the outstanding voting securities, whichever is less. Investment limitations expressed in the following restrictions are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated.
  The fund may not:
  Purchase any security which is not legal for the investment of trust funds in
the    District of Columbia;
 Purchase or sell real estate or commodities;
 Make a purchase which would cause more than 5% of the value of the total assets of the fund to be invested in the securities of any one issuer;
 Make a purchase which would cause more than 10% of the outstanding securities of any issuer to be held in the portfolio of the fund;
 Invest in companies for the purpose of exercising control or management and may not invest in securities of other investment companies;
 Purchase securities on margin or sell securities short;
 Lend money;
 Borrow money except for temporary or emergency purposes and not for investment purposes and then only from banks in an amount not exceeding at the time of borrowing 10% of the fund's net assets, nor pledge or hypothecate more than 10% of its net assets and then only to secure such borrowing, provided that the fund may not purchase portfolio securities during any period when loans amounting to 5% or more of the fund's net assets are outstanding; and
 Purchase any securities which would cause 25% or more of the value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry. The Board of Directors, acting upon the recommendations of the Advisory Board, may from time to time establish lower limitations on the amount of investment in specific industries.
It is the declared policy of the fund to maintain a fully invested position with cash equivalents not to exceed 5% of net assets after allowing for sales of portfolio securities and fund shares within thirty days and the accumulation of cash balances representing undistributed net investment income and realized capital gains.
Notwithstanding the restriction on investing in the securities of other investment companies, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by Directors as permitted by the Securities and Exchange Commission.
The fund does not act as an underwriter of securities issued by others, except to the extent that the disposal of an investment position may technically constitute the fund an underwriter as the term is defined in the Securities Act of 1933.

                      FUND ORGANIZATION AND VOTING RIGHTS

The fund, an open-end, diversified management investment company, was organized as a Delaware corporation in 1952 and reincorporated as a Maryland corporation in 1990. All fund operations are supervised by the fund's Board of Directors which meets periodically and performs duties required by applicable state and federal laws. Members of the Board and Advisory Board who are not affiliated with the fund's management are paid certain fees for services rendered to the fund as described below. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund currently has two classes of shares - Class A and Class B. The shares of each class represent an interest in the same investment portfolio. Each class has equal rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the Board of Directors. Class A and Class B shareholders have exclusive voting rights with respect to the rule 12b-1 Plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests of another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone.

The fund does not hold annual meetings of its shareholders. However, significant corporate matters which require shareholder approval, such as certain elections of Board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the Board could be removed by a majority vote.

FUND DIRECTORS, ADVISORY BOARD MEMBERS AND OFFICERS
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
DIRECTOR AND ADVISORY BOARD COMPENSATION

NAME, ADDRESS AND AGE       POSITION WITH       PRINCIPAL OCCUPATION(S)   AGGREGATE COMPENSATION     TOTAL COMPENSATION   TOTAL
NUMBER
                            REGISTRANT          DURING PAST 5 YEARS#   (INCLUDING VOLUNTARILY DEFERRED   FROM ALL FUNDS       OF
FUND
                                                                      COMPENSATION/1/) FROM FUND   AFFILIATED WITH THE   BOARDS ON

                                                                      DURING FISCAL YEAR ENDED   AMERICAN FUNDS       WHICH

                                                                      4/30/99                    GROUP                INDIVIDUAL

                                                                                                                      SERVES/2/



Charles T. Akre             Director Emeritus   Miller & Chevalier,   $18,200                    $18,200              1

700 John Ringling Blvd.                         Chartered,

Apt. 1108                                       Of Counsel

Sarasota, FL  34236

Age: 89


Cyrus A. Ansary             Director            Investment Services   $50,700                    $53,950              3

1725 K Street, N.W., Suite 410                            International Co. LLC,

Washington, D.C. 20006                          President

Age: 65


Nathan A. Baily             Director Emeritus   Management, Marketing,   $17,700                    $17,700              1

5516 Greystone Street                           Education Consultant

Chevy Chase, MD  20815

Age: 78


John A. Beck{               Director Emeritus   Washington Management   none/4/                    none/4/              1

Age: 73                                         Corporation, Counsel


Fred J. Brinkman*{          Director            Washington Management   none/4/                    none/4/              1

Age: 70                                         Corporation, Senior

                                                Financial Consultant


Charles A. Bowsher          Advisory Board      Retired Comptroller    $6,200                     $6,200               1

4503 Boxwood Road           Member              General of

Bethesda, MD 20816                              The United States

Age: 68


Mary K. Bush                Advisory Board      Bush & Company,       $6,200                     $6,200               1

4201 Cathedral Ave., N.W.   Member              President

Number 1016 East

Washington, D.C.  20016

Age: 51


Daniel J. Callahan III      Director            The Morris & Gwendolyn   $48,100                    $48,100              1

1825 K Street, N.W.                             Cafritz Foundation,

Washington, D.C. 20006                          Vice Chairman &

Age: 67                                         Treasurer


Stephen Hartwell*{          Chairman of the Board    Washington Management   none/4/                    none/4/              3

Age: 84                                         Corporation, Chairman of

                                                the Board


James H. Lemon, Jr.*{       Vice Chairman of the   The Johnston-Lemon    none/4/                    none/4/              3

Age: 63                     Board               Group, Incorporated,

                                                Chairman of the Board

                                                and

                                                Chief Executive Officer


Harry J. Lister*{           President           Washington Management   none/4/                    none/4/              3

Age: 63                                         Corporation, President

                                                and Director


James C. Miller III         Director            Citizens for a Sound   $50,400                    $50,400              1

1250 H Street, N.W., Suite 700                       Economy, Counselor

Washington, D.C.  20005

Age: 56


Bernard J. Nees             Chairman Emeritus of   Washington Management   none/4/                    none/4/              1

1101 Vermont Avenue, N.W.   the Board           Corporation,

Washington, D.C.  20005                         Former Chairman

Age: 91


Katherine D. Ortega         Advisory Board      Former Treasurer of the   $6,200/3/                  $6,200               1

800 25th Street, NW         Member              United States

Suite 1003

Washington, D.C. 20038

Age: 65


Mr. John Knox Singleton     Advisory Board      President, INOVA      $6,200/3/                  $6,200               1

8110 Gatehouse Road         Member              Health System

Falls Church, VA 22042

Age: 50


Jean Head Sisco             Director Emeritus   Sisco Associates,     $19,600                    $22,950              3

2517 Massachusetts Avenue, N.W.                       Management Consulting

Washington, D.C. 20008                          Firm, Partner

Age: 73


T. Eugene Smith             Director            T. Eugene Smith, Inc.,   $51,600                    $55,050              3

666 Tintagel Lane                               President

McLean, VA 22101

Age: 68


William B. Snyder           Advisory Board      Merastar Partners     $5,200                     $5,200               1

6900 Wisconsin Avenue, Suite 304   Member              Limited Partnership,

Bethesda, MD  20815                             General Partner

Age: 69


Leonard P. Steuart II       Director            Steuart Investment    $49,400/3/                 $49,400              1

5454 Wisconsin Avenue                           Company, Vice President

Suite 1600

Chevy Chase, MD 20815

Age: 64


Robert F. Tardio            Advisory Board      Senior Managing Director,   $4,200                     $4,200               1

1054 Thirty-first Street, NW   Member              GKMG Consulting

Washington, DC 20007                            Services, Inc.

Age:70


Margita E. White            Director            Association for Maximum   $48,700                    $48,700              1

1776 Massachusetts Avenue, N.W.                       Service Television Inc.,

Suite 310                                       President

Washington, D.C. 20036

Age: 61


Stephen G. Yeonas           Director Emeritus   Stephen G. Yeonas     $19,600/3/                 $23,050              3

6867 Elm Street, Suite 210                       Company, Chairman of

McLean, VA 22101                                the Board and Chief

Age: 74                                         Executive Officer



# Positions within the organizations listed may have changed during this period.
* Directors who are considered "interested persons" as defined in the 1940 Act, on the basis of their affiliation with the fund's Business Manager, Washington Management Corporation.
{ Address is 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
/1/Amounts may be deferred by eligible Directors and Advisory Board members under a non-qualified deferred compensation plan adopted by the fund in 1994. Deferred amounts accumulate at an earnings rate determined by the total return of one or more funds in The American Funds Group as designated by the Director or Advisory Board member.
/2/In each instance where a Director of the fund serves on other funds affiliated with The American Funds Group, such service is as a trustee of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia, both portfolios of The American Funds Tax-Exempt Series I. Earnings from these funds reflect the latest fiscal year (8/1/97 -- 7/31/98).
/3/Since the plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through 3/31/99 for participants is as follows: Director Leonard P. Steuart II ($121,476), Director Emeritus Stephen
G. Yeonas ($328,371), and Advisory Board members Katherine Ortega ($15,000), Vernon W. Holleman, Jr. ($39,180) and J. Knox Singleton ($12,946) Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the participant.
/4/John A. Beck, Fred J. Brinkman, Stephen Hartwell, James H. Lemon, Jr., Harry
J. Lister and Bernard J. Nees are affiliated with the Business Manager and, accordingly, receive no remuneration from the fund.//


OTHER OFFICERS
(WITH THEIR PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS)#
1101 VERMONT AVENUE, N.W., WASHINGTON, D.C. 20005
HOWARD L. KITZMILLER   (Age: 69)
Senior Vice President, Secretary
and Assistant Treasurer
Washington Management Corporation,
Senior Vice President, Secretary,
Assistant Treasurer and Director
RALPH S. RICHARD   (Age: 80)
Vice President and Treasurer
Washington Management Corporation,
Vice President, Treasurer and Director
LOIS A. ERHARD   (Age: 47)
Vice President
Washington Management Corporation,
Vice President
MICHAEL W. STOCKTON   (Age: 32)
Assistant Vice President, Assistant Secretary and Assistant Treasurer Washington Management Corporation,
Vice President, Assistant Secretary  and Assistant Treasurer
J. LANIER FRANK (Age: 38)
Assistant Vice President
Washington Management Corporation,
Assistant Vice President
# Positions within the organizations listed may have changed during this period.

All of the officers listed are officers of the Business Manager. Most of the Directors and officers are also officers and/or directors/trustees of one or more of the other funds for which Washington Management Corporation serves as Business Manager. All unaffiliated Directors receive from the fund a fee of $40,000 per annum and an attendance fee of $2,000 for each board meeting attended. The chairman of a committee receives an attendance fee of $1,500 and committee members receive $1,000 for each committee meeting attended. No Director compensation is paid by the fund to any officer or Director who is a director, officer or employee of the Business Manager, the Investment Adviser or affiliated companies. Directors Emeritus receive from the fund a fee of $20,000 per annum plus $500 per Board meeting attended.

The Board of Directors has established an Advisory Board whose members are, in the judgment of the Directors, highly knowledgeable about political and economic matters. In addition to holding meetings with the Board of Directors, members of the Advisory Board, while not participating in specific investment decisions, consult from time to time with the Investment Adviser, primarily with respect to trade and business conditions. Members of the Advisory Board, however, possess no authority or responsibility with respect to the fund's investments or management. Members of the Advisory Board receive a fee of $5,000 per annum plus $1,000 per meeting attended.

Directors and Advisory Board Members, but not Directors Emeritus, may elect, on a voluntary basis, to defer all or a portion of these fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain meeting-related expenses of the Directors, Directors Emeritus and Advisory Board members. For deferred compensation, see footnote 3 at page 8. As of February 29, 2000 the Directors, Officers and Advisory Board members, as a group, owned beneficially or of record less than 1% of the outstanding shares.

                                   MANAGEMENT

BUSINESS MANAGER - Since its inception, the fund has operated under a Business Management Agreement with Washington Management Corporation or its predecessors, 1101 Vermont Avenue, N.W., Washington, D.C. 20005.
The primary function of the Business Manager is to oversee the various services and operations of the fund. The Business Manager provides services necessary to carry on the fund's general administrative and corporate affairs. These services include all executive personnel, clerical staff, office space and equipment, arrangements for and supervision of all shareholder services, federal and state regulatory compliance and responsibility for accounting and record keeping facilities. The Business Manager provides similar services to other mutual funds.

The fund pays all expenses not specifically assumed by the Business Manager, including, but not limited to, custodian, transfer and dividend disbursing agency fees and expenses; costs of the designing, printing, and mailing of reports, prospectuses, proxy statements, and notices to its shareholders; expenses of shareholders' meetings; taxes; insurance; expenses of the issuance, sale (including stock certificates, registration and qualification expenses), or repurchase of shares of the fund; legal and auditing expenses; expenses pursuant to the fund's Plan of Distribution; fees and expense reimbursements paid to Directors and Advisory Board members; association dues; and costs of stationery and forms prepared exclusively for the fund.

The Business Manager has agreed to pay to the fund annually, immediately after the fiscal year end, the amount by which the total expenses of the fund for any particular fiscal year exceed an amount equal to 1% of the average net assets of the fund for the year. No such reimbursement was necessary in fiscal 1999. The expense limitation described above shall apply only to Class A shares issued by the Fund and shall not apply to any other class(es) of shares the Fund may issue in the future. Any new class(es) of shares issued by the Fund will not be subject to an expense limitation. However, notwithstanding the foregoing, to the extent the Business Manager is required to reduce its management fee due to the expenses of the Class A shares exceeding the stated limit, the reduction in the management fee will reduce the Fund's management fee expense similarly for all other classes of shares of the Fund. The Business Manager receives a monthly fee, accrued daily, at the annual rate of 0.175% of the first $3 billion of the fund's net assets, 0.15% of net assets in excess of $3 billion but not exceeding $5 billion, 0.135% of net assets in excess of $5 billion but not exceeding $8 billion, 0.12% of net assets in excess of $8 billion but not exceeding $12 billion, 0.095% of nets assets in excess of $12 billion but not exceeding $21 billion, 0.075% of net assets in excess of $21 billion but not exceeding $34 billion, 0.06% of net assets in excess of $34 billion but not exceeding $55 billion and 0.05% of net assets in excess of $55 billion. During the fiscal years ended April 30, 1999, 1998 and 1997, the Business Manager's fees amounted to $44,286,000, $36,895,000 and $28,014,000, respectively.

The current Business Management Agreement, unless sooner terminated, will continue in effect until August 31, 2000 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors , or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Business Manager has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty
(60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940
Act).

The Business Manager has established a charitable foundation, The Washington Management Corporation Foundation, which makes contributions to charities organized under Section 501(c)(3) or 509(a)(2) of the Internal Revenue Code. Directors, Directors Emeriti, Advisory Board members and officers of the fund, as well as all employees of the Business Manager and its affiliates, may participate in a gift matching program sponsored by the Foundation.

INVESTMENT ADVISER -   The Investment Adviser, founded in 1931, maintains
research facilities in the U.S. and abroad (Los Angeles, San Francisco, New York, Washington, D.C., London, Geneva, Singapore, Hong Kong and Tokyo), with a staff of professionals, many of whom have a number of years of investment experience. The Investment Adviser is located at 333 South Hope Street, Los Angeles, CA 90071, and at 135 South State College Boulevard, Brea, CA 92821. The Investment Adviser's professionals travel several million miles a year, making more than 5,000 research visits in more than 50 countries around the world. The Investment Adviser believes that it is able to attract and retain quality personnel. The Investment Adviser is a wholly owned subsidiary of The Capital Group Companies, Inc.

The Investment Adviser is responsible for more than $300 billion of stocks, bonds and money market instruments and serves over 11 million investors of all types throughout the world. These investors include privately owned businesses and large corporations, as well as schools, colleges, foundations and other non-profit and tax-exempt organizations.

The Investment Adviser manages the investment portfolio of the fund subject to the policies established by the Board of Directors and places orders for the fund's portfolio securities transactions. The Investment Adviser receives a monthly fee, accrued daily, at the annual rate of 0.225% of the first $3 billion of the fund's net assets, 0.21% of net assets in excess of $3 billion but not exceeding $8 billion, 0.20% of net assets in excess of $8 billion but not exceeding $21 billion, 0.195% of net assets in excess of $21 billion but not exceeding $34 billion, 0.19% of net assets in excess of $34 billion but not exceeding $55 billion and 0.185% in excess of $55 billion. During the fiscal years ended April 30, 1999, 1998 and 1997, the Investment Adviser's fees amounted to $96,791,000, $73,646,000 and $49,383,000, respectively.

The Investment Advisory Agreement, unless sooner terminated, will continue in effect until August 31, 2000 and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by (i) the Board of Directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and (ii) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement provides that the Investment Adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon sixty (60) days' written notice to the other party and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

PRINCIPAL UNDERWRITER - American Funds Distributors, Inc. (the Principal Underwriter) is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333 South Hope Street, Los Angeles, CA 90071, 135 South State College Boulevard, Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 8332 Woodfield Crossing Boulevard, Indianapolis, IN 46240 and 5300 Robin Hood Road, Norfolk, VA 23513. The fund has adoptedPlans of Distribution (the Plans), pursuant to rule 12b-1 under the 1940 Act (see "Principal Underwriter" in the prospectus). The Principal Underwriter receives amounts payable pursuant to the Plans (described below) and commissions consisting of that portion of the sales charge remaining after the discounts which it allows to investment dealers. Commissions retained by the Principal Underwriter on sales of Class A fund shares during the fiscal year ended April 30, 1999 amounted to $42,516,000 after allowance of $218,501,000 to dealers including $1,046,000 earned by Johnston, Lemon & Co. Incorporated on its retail sales of shares and the Distribution Plans of the fund. During the fiscal years ended April 30, 1998 and 1997, the Principal Underwriter retained $38,821,000 and $22,625,000, respectively.

As required by rule 12b-1, the Plans (together with the Principal Underwriting Agreement) have been approved by the full Board of Directors and separately by a majority of the Directors who are not "interested persons" of the fund and who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement, and the Plans have been approved by the vote of a majority of the outstanding voting securities of the fund. The officers and Directors who are "interested persons" of the fund may be considered to have a direct or indirect financial interest in the operation of the Plans. Potential benefits of the Plans to the fund include improved shareholder services, savings to the fund in transfer agency costs, savings to the fund in advisory fees and other expenses, benefits to the investment process from growth or stability of assets and maintenance of a financially healthy management organization. The selection and nomination of directors who are not "interested persons" of the fund are committed to the discretion of the directors who are not "interested persons" during the existence of the Plans. Expenses under the Plans are reviewed quarterly and the Plans must be considered for renewal annually by the Board of Directors.

Under the Plans the fund may expend up to 0.25% of its net assets annually for Class A shares and up to 1.00% of its net assets annually for Class B shares to finance any activity which is primarily intended to result in the sale of fund shares, provided the fund's Board of Directors has approved the category of expenses for which payment is being made. For Class A shares these include up to 0.25% in service fees for qualified dealers and dealer commissions and wholesaler compensation on sales of shares exceeding $1 million purchased without a sales charge (including purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, rollover IRA accounts as described in "Individual Retirement Account (IRA) Rollovers" below, and retirement plans, endowments or foundations with $50 million or more in assets). For Class B shares these include 0.25% in service fees for qualified dealers and 0.75% in payments to the Principal Underwriter for financing commissions paid to qualified dealers selling Class B shares.

Commissions on sales of Class A shares exceeding $1 million (including purchases by any employer-sponsored 403(b) plan or purchases by any defined contribution plan qualified under Section 401(a) of the Internal Revenue Code, including any "401(k)" plan with 100 or more eligible employees) in excess of the Class A Plan limitation not reimbursed during the most recent fiscal quarter are recoverable for five quarters, provided that such commissions do not exceed the annual expense limit. After five quarters, commissions are not recoverable.

During the fiscal year ended April 30, 1999, the fund paid or accrued $110,672,000 under the Plan, for compensation to dealers. As of April 30, 1999, distribution expenses accrued and unpaid amounted to $20,594,000.

OTHER COMPENSATION TO DEALERS -- American Funds Distributors, at its expense (from a designated percentage of its income), currently provides additional compensation to dealers. Currently these payments are limited to the top 100 dealers who have sold shares of the fund or other funds in The American Funds Group. These payments will be based principally on a pro rata share of a qualifying dealer's sales. American Funds Distributors will, on an annual basis, determine the advisability of continuing these payments.

               DIVIDENDS, DISTRIBUTIONS AND FEDERAL TAXES

DIVIDENDS - The fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term gains over net realized long-term capital losses. The fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, the fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Code, the fund may be subject to that excise tax. In certain circumstances, the fund may determine that it is in the interest of shareholders to distribute less than the required amount. In this case, the fund will pay any income or excise taxes due.

The fund intends to distribute each year its investment company taxable income, including any net short-term capital gains in excess of net long-term capital losses, and any net capital gains realized during each fiscal year. Additional distributions may be made, if necessary.
Dividends will be reinvested in shares of the fund unless shareholders indicate in writing that they wish to receive them in cash or in shares of other American Funds, as provided in the prospectus.

TAXES --The fund intends to elect to be treated as a regulated investment company under Subchapter M of the Code. A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

The fund will be subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires the fund to distribute to shareholders for a calendar year an amount equal to at least 98% of the fund's ordinary income for that calendar year, at least 98% of the excess of its capital gains over capital losses realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.
Investment company taxable income generally includes dividends, interest and net short-term capital gains in excess of net long-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

If any net long-term capital gains in excess of net short-term capital losses are retained by a fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 20% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains less the related tax paid by the fund. Distributions of investment company taxable income are taxable to shareholders as ordinary income.

Distributions of the excess of net long-term capital gains over net short-term capital losses which the fund properly designates as "capital gain distributions" generally will be taxable to individual shareholders at a maximum 20% capital gains rate, regardless of the length of time the shares of the fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains to individual shareholders will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net realized capital gain, whether received in shares or in cash, must be reported by each shareholder subject to tax on his or her federal income tax return. Dividends and capital gains distributions declared in October, November or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another American Fund, may result in tax consequences (gain or loss) to the shareholder and must also be reported on the shareholder's federal income tax return. Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund will be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify.
The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 90 day holding period beginning 45 days before the ex-dividend date. Distributions by the fund result in a reduction in the net asset value of the fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of investment capital. For this reason, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of investment capital upon the distribution, which will nevertheless be taxable to them.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.
Shareholders of the fund may be subject to state and local taxes on distributions received from the fund and on redemptions of the fund's shares. Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year fund shareholders will receive a statement of the federal income tax status of all distributions.
The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, I.E., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on dividend income received by him or her.

Shareholders should consult their tax advisers about the application of the provisions of tax law described in this statement of additional information in light of their particular tax situations.

                               PURCHASE OF SHARES

METHOD           INITIAL INVESTMENT          ADDITIONAL INVESTMENTS

                 See "Investment Minimums and   $50 minimum (except where a lower
                 Fund Numbers" for initial   minimum is noted under "Purchase
                 investment minimums.        Minimums").

By contacting    Visit any investment dealer who is   Mail directly to your investment dealer's address
your investment   registered in the state where the   printed on your account statement.
dealer           purchase is made and who has a
                 sales agreement with American
                 Funds Distributors.

By mail          Make your check payable to the fund and mail to the address indicated on the account application.  Please indicate
an investment dealer on the account application.   Fill out the account additions form at the
                                             bottom of a recent account statement, make your check payable to the fund, write your account number on your check, and mail the check and form in the envelope provided with your account statement.

By telephone     Please contact your investment dealer to open account, then follow the procedures for additional investments.
Complete the "Investments by Phone"
                                             section on the account application or
                                             American FundsLink Authorization Form.
                                             Once you establish the privilege, you, your financial advisor or any person with your account information can call American FundsLineR and make investments by telephone (subject to conditions noted in "Shareholder
Account Services and Privileges -
                                             Telephone and
                                             Computer Purchase, Redemptions and
                                             Exchanges" below).

By computer      Please contact your investment   Complete the American FundsLink
                 dealer to open account, then follow   Authorization Form.  Once you've established
                 the procedures for additional   the privilege, you, your financial adviser
                 investments.                or any person with your account information
                                             may access American FundsLine OnLine/SM/ on
                                             the Internet and make investments by computer
                                             (subject to conditions noted in "Telephone and
                                             Computer Purchases, Redemptions and
                                             Exchanges" below).

By wire          Call 800/421-0180 to obtain   Your bank should wire your additional
                 your account number(s), if   investments in the same manner as
                 necessary.  Please indicate an   described under "Initial Investment."
                 investment dealer on the
                 account.  Instruct your bank to
                 wire funds to:
                 Wells Fargo Bank
                 155 Fifth Street
                 Sixth Floor
                 San Francisco, CA 94106
                 (ABA #121000248)
                 For credit to the account of:
                 American Funds Service
                 Company
                 a/c #4600-076178
                 (fund name)
                 (your fund acct. no.)

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER.



PURCHASE MINIMUMS - The minimum initial investment for all funds in The American Funds Group, except the money market funds and the state tax-exempt funds, is $250. The minimum initial investment for the money market funds (The Cash Management Trust of America, The Tax- Exempt Money Fund of America, and The U.S. Treasury Money Fund of America) and the state tax-exempt funds (The Tax-Exempt Fund of California, The Tax-Exempt Fund of Maryland, and The Tax-Exempt Fund of Virginia) is $1,000. Purchase minimums are reduced to $50 for purchases through "Automatic Investment Plans" (except for the money market funds) or to $25 for purchases by retirement plans through payroll deductions and may be reduced or waived for shareholders of other funds in The American Funds Group. Tax-exempt funds should not serve as retirement plan investments. The minimum is $50 for additional investments (except as noted above).
PURCHASE MAXIMUM FOR CLASS B SHARES - The maximum purchase order for Class B shares for all American Funds is $100,000. For investments above $100,000 Class A shares are generally a less expensive option over time due to sales charge reductions or waivers.
Fund Numbers - Here are the fund numbers for use with our automated phone line, American FundsLineR (see description below):

FUND                                         FUND                    FUND
                                             NUMBER                  NUMBER
                                             CLASS A                 CLASS B

STOCK AND STOCK/BOND FUNDS

AMCAP Fund/R/
                                                         202
                                             02

American Balanced Fund/R/                                              211
                                             11

American Mutual Fund/R/                                                203
                                             03

Capital Income Builder/R/                                              212
                                             12

Capital World Growth and Income Fund/SM/                               233
                                             33

EuroPacific Growth Fund/R/                                             216
                                             16

Fundamental Investors/SM/                                               210
                                             10

The Growth Fund of America/R/                                          205
                                             05

The Income Fund of America/R/                                          206
                                             06

The Investment Company of America/R/                                   204
                                             04

The New Economy Fund/R/                                                214
                                             14

New Perspective Fund/R/                                                207
                                             07

New World Fund/SM/                                                      236
                                             36

SMALLCAP World Fund/R/                                                 235
                                             35

Washington Mutual Investors Fund/SM/                                    201
                                             01

BOND FUNDS

American High-Income Municipal Bond Fund/R/                            240
                                             40

American High-Income Trust/SM/                                          221
                                             21

The Bond Fund of America/SM/                                            208
                                             08

Capital World Bond Fund/R/                                             231
                                             31

Intermediate Bond Fund of America/SM/                                   223
                                             23

Limited Term Tax-Exempt Bond Fund of America/SM/                            243
                                             43

The Tax-Exempt Bond Fund of America/R/                                 219
                                             19

The Tax-Exempt Fund of CaliforniaR*                                  220
                                             20

The Tax-Exempt Fund of MarylandR*                                    224
                                             24

The Tax-Exempt Fund of VirginiaR*                                    225
                                             25

U.S. Government Securities Fund/SM/                                     222
                                             22

MONEY MARKET FUNDS

The Cash Management Trust of America/R/                              209
                                             09

The Tax-Exempt Money Fund of America/R/                              N/A
                                             39

The U.S. Treasury Money Fund of America/SM/                           N/A
                                             49

*Available only in certain states.


CLASS A SALES CHARGES - The sales charges you pay when purchasing Class A shares of the stock, stock/bond, and bond funds of The American Funds Group are set forth below. The money market funds of The American Funds Group are offered at net asset value. (See "Fund Numbers" for a listing of the funds.)

AMOUNT OF PURCHASE               SALES CHARGE AS                    DEALER
AT THE OFFERING PRICE            PERCENTAGE OF THE:                    CONCESSION
                                                                   AS PERCENTAGE
                                                                   OF THE
                                                                   OFFERING
                                                                   PRICE

                                 NET AMOUNT       OFFERING
                                 INVESTED         PRICE

STOCK AND STOCK/BOND FUNDS

Less than $25,000
                                 6.10%            5.75%            5.00%

$25,000 but less than $50,000. . . . . . . . . . .             5.26              5.00                4.25

$50,000 but less than $100,000
                                 4.71             4.50             3.75

BOND FUNDS

Less than $100,000
                                 3.90             3.75             3.00

STOCK, STOCK/BOND, AND BOND FUNDS

$100,000 but less than $250,000
                                 3.63             3.50             2.75

$250,000 but less than $500,000
                                 2.56             2.50             2.00

$500,000 but less than $750,000. . . . . . . .            2.04              2.00                1.60

$750,000 but less than $1,000,000
                                 1.52             1.50             1.20

$1,000,000 or more                                                 (see below)
                                 none             none             CLASS A PURCHASES NOT SUBJECT TO SALES CHARGES -- Investment of
$1 million or more  are sold with no initial
                                                                   sales charge.  However, a contingent deferred sales charge may be imposed if redemptions are made within
                                                                   one year of purchase.  Employer-sponsored defined
contribution-type plans investing $1 million or more, or
                                                                   with 100 or more eligible employees, and Individual Retirement
Account rollovers from retirement plan assets
                                                                   invested in the American Funds (see "Individual Retirement
Account (IRA) Rollovers" below) may invest
                                                                   with no sales charge and are not subject to a contingent deferred sales charge.  Investments made by
                                                                   investors in certain qualified fee-based programs, and retirement plans, endowments or foundations with $50
                                                                   million or more in assets may also be made with no sales charge and are not subject to a CDSC.  A dealer
                                                                   concession of up to 1% may be paid by the fund under its Plan of
Distribution on investments made with no
                                                                   initial sales charge.



In addition, Class A shares of the stock, stock/bond and bond funds may sell shares at net asset value to:
(1) current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to the funds managed by Capital Research and Management Company, employees of Washington Management Corporation, employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;
(2) current registered representatives, retired registered representatives with respect to accounts established while active, or full-time employees (and their spouses, parents, and children) of dealers who have sales agreements with American Funds Distributors (or who clear transactions through such dealers) and plans for such persons or the dealers;
(3) companies exchanging securities with the fund through a merger, acquisition or exchange offer;
(4) trustees or other fiduciaries purchasing shares for certain retirement plans of organizations with retirement plan assets of $50 million or more;
(5) insurance company separate accounts;
(6) accounts managed by subsidiaries of The Capital Group Companies, Inc.; and
(7) The Capital Group Companies, Inc., its affiliated companies and Washington Management Corporation.
Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense.

CONTINGENT DEFERRED SALES CHARGE ON CLASS A SHARES - A contingent deferred sales charge of 1% applies to redemptions made from funds, other than the money market funds, within 12 months following Class A share purchases of $1 million or more made without an initial sales charge. The charge is 1% of the lesser of the value of the shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the total cost of such shares. Shares held the longest are assumed to be redeemed first for purposes of calculating this CDSC. The CDSC may be waived in certain circumstances. See "CDSC Waivers for Class A Shares" below.

DEALER COMMISSIONS ON CLASS A SHARES -- Commissions of up to 1% will be paid to dealers who initiate and are responsible for purchases of $1 million or more, for purchases by any employer-sponsored defined contribution plan investing $1,000,000 or more, or with 100 or more eligible employees, IRA rollover accounts (as decribed in "Individual Retirement Account (IRA) Rollovers" below), and for purchases made at net asset value by certain retirement plans, endowments and foundations with collective assets of $50 million or more: 1.00% on amounts of $1 million to $4 million, 0.50% on amounts over $4 million to $10 million, and 0.25% on amounts over $10 million. For certain tax-exempt accounts open prior to September 1, 1969, sales charges and dealer commissions, as a percent of offering price, are respectively 3% and 2.5% (under $50,000); 2.5% and 2.0% ($50,000 but less than $100,000); 2.0% and 1.5% ($100,000 but less than $250,000) and 1.5% and 1.25% ($250,000 but less than $1 million).

CLASS B SALES CHARGES - Class B shares are sold without any initial sales charge. However, a CDSC may be applied to shares you sell within six years of purchase, as shown in the table below:

     CONTINGENT DEFERRED SALES CHARGE ON
          SHARES SOLD WITHIN YEAR
         AS A % OF SHARES BEING SOLD
            1                          5.00%
            2                          4.00%
            3                          4.00%
            4                          3.00%
            5                          2.00%
            6                          1.00%

There is no CDSC on appreciation in share value above the initial purchase price or on shares acquired through reinvestment of dividends or capital gain distributions. In addition, the CDSC may be waived in certain circumstances. See "CDSC Waivers for Class B shares" below. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. In processing redemptions of Class B shares, shares that are not subject to any CDSC will be redeemed first and then shares that you have owned the longest during the six-year period. CLASS B SHARES ARE NOT AVAILABLE TO CERTAIN RETIREMENT PLANS, INCLUDING GROUP RETIREMENT PLANS SUCH AS 401(K) PLANS, EMPLOYER-SPONSORED 403(B) PLANS, AND MONEY PURCHASE PENSION AND PROFIT SHARING PLANS.

Compensation equal to 4% of the amount invested is paid by the Principal Underwriter to dealers who sell Class B shares.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES - Class B shares automatically convert to Class A shares in the month of the eight-year anniversary of the purchase date. The conversion of Class B shares to Class A shares after eight years is subject to the Internal Revenue Service's continued position that the conversion of Class B shares is not subject to federal income tax. In the event the Internal Revenue Service no longer takes this position, the automatic conversion feature may be suspended, in which event no further conversions of Class B shares would occur while such suspension remained in effect. At your option, Class B shares may still be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee; HOWEVER, SUCH AN EXCHANGE COULD CONSTITUTE A TAXABLE EVENT FOR you, and absent such an exchange, Class B shares would continue to be subject to higher expenses for longer than eight years.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE - You and your "immediate family" (your spouse and your children under age 21) may combine investments to reduce your costs. You must let your investment dealer or American Funds Service Company (the "Transfer Agent") know if you qualify for a reduction in your sales charge using one or any combination of the methods described below.


STATEMENT OF INTENTION - You may enter into a non-binding commitment to purchase shares of a fund(s) over a 13-month period and receive the same sales charge as if all shares had been purchased at once. This includes purchases made during the previous 90 days, but does not include appreciation of your investment or reinvested distributions. The reduced sales charges and offering prices set forth in the Prospectus apply to purchases of $25,000 or more made within a 13-month period subject to a statement of intention (the "Statement"). The Statement is not a binding obligation to purchase the indicated amount. When a shareholder elects to utilize a Statement in order to qualify for a reduced sales charge, shares equal to 5% of the dollar amount specified in the Statement will be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified 13-month period, the purchaser will remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. If the difference is not paid by the close of the period the appropriate number of shares held in escrow will be redeemed to pay such difference. If the proceeds from this redemption are inadequate, the purchaser will be liable to the Principal Underwriter for the balance still outstanding. The Statement may be revised upward at any time during the 13-month period, and such a revision will be treated as a new Statement, except that the 13-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.
Existing holdings eligible for rights of accumulation (see the account application) and any individual investments in American Legacy products (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder) may be credited toward satisfying the Statement. During the Statement period reinvested dividends and capital gain distributions, investments in money market funds, and investments made under a right of reinstatement will not be credited toward satisfying the Statement.

When the trustees of certain retirement plans by payroll deduction, the sales charge for the investments made during the 13-month period will be handled as follows: The regular monthly payroll deduction investment will be multiplied by 13 and then multiplied by 1.5. The current value of existing American Funds investments (other than money market fund investments) and any rollovers or transfers reasonably anticipated to be invested in non-money market American Funds during the 13-month period, and any individual investments in American Legacy products are added to the figure determined above. The sum is the Statement amount and applicable breakpoint level. On the first investment and all other investments made pursuant to the Statement, a sales charge will be assessed according to the sales charge breakpoint thus determined. There will be no retroactive adjustments in sales charges on investments previously made during the 13-month period.

Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms with their first purchase.

AGGREGATION - Sales charge discounts are available for certain aggregated investments. Qualifying investments include those by you, your spouse and your children under the age of 21, if all parties are purchasing shares for their own account(s), which may include purchases through employee benefit plan(s) such as an IRA, individual-type 403(b) plan or single-participant Keogh-type plan or by a business solely controlled by these individuals (for example, the individuals own the entire business) or by a trust (or other fiduciary arrangement) solely for the benefit of these individuals. Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are (1) for a single trust estate or fiduciary account, including an employee benefit plan other than those described above, or (2) made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the Investment Company Act of 1940, again excluding employee benefit plans described above, or (3) for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares. Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

CONCURRENT PURCHASES - You may combine purchases of Class A and/or Class B shares of two or more funds in The American Funds Group, as well as individual holdings in American Legacy variable annuities and variable life insurance products. Direct purchases of the money market funds are excluded. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge do qualify.

RIGHT OF ACCUMULATION - You may take into account the current value of your existing Class A and B holdings in The American Funds Group, as well as your holdings in Endowments (shares of which may be owned only by tax-exempt organizations), to determine your sales charge on investments in accounts eligible to be aggregated, or when making a gift to an individual or charity. When determining your sales charge, you may also take into account the value of your individual holdings, as of the end of the week prior to your investment, in various American Legacy products (American Legacy, American Legacy II and American Legacy III variable annuities, American Legacy Life, American Legacy Variable Life, and American Legacy Estate Builder). Direct purchases of the money market funds are excluded.

CDSC WAIVERS FOR CLASS A SHARES - Any CDSC on Class A shares may be waived in the following cases:
(1) Exchanges (except if shares acquired by exchange are then redeemed within 12 months of the initial purchase).
(2) Distributions from 403(b) plans or IRAs due to death, post-purchase disability or attainment of age 59-1/2.
(3) Tax-free returns of excess contributions to IRAs.
(4) Redemptions through systematic withdrawal plans (see "Automatic Withdrawals" below), not exceeding 12% of the net asset value of the account each year.

CDSC WAIVERS FOR CLASS B SHARES - Any CDSC on Class B shares may be waived in the following cases:
(1) Systematic withdrawal plans (SWPs) - investors who set up a SWP (see "Automatic Withdrawals" below) may withdraw up to 12% of the net asset value of their account each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.

 The 12% fee from CDSC limit is calculated on a pro rata basis at the time the first payment is made and is recalculated thereafter on a pro rata basis at the time of each SWP payment. Shareholders who establish a SWP should be aware that the amount of that payment not subject to a CDSC may vary over time depending on fluctuations in net asset value of their account. This privilege may be revised or terminated at any time.

(2) Required minimum distributions taken from retirement accounts upon the attainment of age 70-1/2.

(3) Distributions due to death or post-purchase disability of a shareholder. In the case of joint tenant accounts, if one joint tenant dies, the surviving joint tenant(s), at the time they notify the Transfer Agent of the decedent's death and remove his/her name from the account, may redeem shares from the account without incurring a CDSC. Redemptions subsequent to the notification to the Transfer Agent of the death of one of the joint owners will be subject to a CDSC.

                 INDIVIDUAL RETIREMENT ACCOUNT (IRA) ROLLOVERS

Assets from an employer-sponsored retirement plan (plan assets) may be invested in any class of shares of the American Funds (except as described below) through an IRA rollover plan. All such rollover investments will be subject to the terms and conditions for Class A and B shares contained in the fund's current prospectus and statement of additional information. In the case of an IRA rollover involving plan assets from a plan that offered the American Funds, the assets may only be invested in Class A shares of the American Funds. Such investments will be at net asset value and will not be subject to a contingent deferred sales charge. Dealers who initiate and are responsible for such investments will be compensated pursuant to the schedule applicable to investments of $1 million or more (see "Dealer Commissions on Class A Shares" above).

                                PRICE  OF SHARES

Shares are purchased at the offering price next determined after the purchase order is received and accepted by the fund or American Funds Service Company; this offering price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers, accepted by the Principal Underwriter prior to its close of business. In case of orders sent directly to the fund or the Transfer Agent, an investment dealer MUST be indicated. The dealer is responsible for promptly transmitting purchase orders to the Principal Underwriter. Orders received by the investment dealer, the Transfer Agent, or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Prices which appear in the newspaper are not always indicative of prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price whereas purchases and redemptions are made at the next calculated price.

The price you pay for shares, the offering price, is based on the net asset value per share which is calculated once daily as of approximately 4:00 p.m., New York Time each day the New York Stock Exchange is open. For example, if the Exchange closes at 1:00 p.m. on one day and 4:00 p.m. on the next day, the fund's share price would be determined as of 4:00 p.m. New York time on both days. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. All portfolio securities of funds advised by Capital Research and Management Company (other than money market funds) are valued, and the net asset value per share is determined as follows:

     1. Equity securities, including depositary receipts, are valued at the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Investment Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the Investment Adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type.

     Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity or, if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

     Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.
     Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the fund's Board; The fair value of all other assets is added to the value of securities to arrive at the total assets;

     2. Liabilities, including accruals of taxes and other expense items, are deducted from total assets; and

     3. Net assets so obtained are then divided by the total number of shares outstanding, and the result, rounded to the nearer cent, is the net asset value per share.

Any purchase order may be rejected by the Principal Underwriter or by the fund. The Principal Underwriter will not knowingly sell shares (other than for the reinvestment of dividends or capital gain distributions) directly or indirectly or through a unit investment trust to any other investment company, person or entity, where, after the sale, such investment company, person, or entity would own beneficially directly, indirectly, or through a unit investment trust more than 3% of the outstanding shares of the fund without the consent of a majority of the fund's Board of Directors.

                             SELLING SHARES

Shares are sold at the net asset value next determined after your request is received in good order by the Transfer Agent. Sales of certain Class A and B shares may be subject to deferred sales charges. You may sell (redeem) shares in your account in any of the following ways:

 THROUGH YOUR DEALER (certain charges may apply)
- Shares held for you in your dealer's street name must be sold through the dealer.

 WRITING TO AMERICAN FUNDS SERVICE COMPANY
- Requests must be signed by the registered shareholder(s)
- A signature guarantee is required if the redemption is:
  -- Over $50,000;
  -- Made payable to someone other than the registered shareholder(s); or -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

Your signature may be guaranteed by a domestic stock exchange or the National Association of Securities Dealers, Inc., bank, savings association or credit union that is an eligible guarantor institution.
- Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts.
- You must include any shares you wish to sell that are in certificate form. TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE OR AMERICAN FUNDSLINE ONLINE

- Redemptions by telephone or fax (including American FundsLine and American FundsLine OnLine) are limited to $50,000 per shareholder each day.
- Checks must be made payable to the registered shareholder(s).
- Checks must be mailed to an address of record that has been used with the account for at least 10 days.

 MONEY MARKET FUNDS

- You may have redemptions of $1,000 or more wired to your bank by writing American Funds Service Company.
- You may establish check writing privileges (use the money market funds application)
-- If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number or registered shareholders exactly as indicated on your checking account signature card.

- Check writing is not available for Class B shares of The Cash Management
Trust.

If you sell Class B shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any contingent deferred sales charge, equals the dollar amount requested. Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 15 calendar days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the Investment Company Act of 1940), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may reinvest proceeds from a redemption or a dividend or capital gain distribution of Class A or Class B shares without a sales charge in the Class A shares of any fund in The American Funds Group within 90 days after the date of the redemption or distribution (any contingent deferred sales charge on Class A shares will be credited to your account). Redemption proceeds of shares representing direct purchases in the money market funds are excluded. Proceeds will be reinvested at the next calculated net asset value after your request is received and accepted by American Funds Service Company.

                 SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

AUTOMATIC INVESTMENT PLAN - The automatic investment plan enables shareholders to make regular investments monthly or quarterly in shares through automatic charges to their bank accounts. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the bank account for the amount specified ($50 minimum) and the date on which you would like your reinvestments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before investments are credited, depending on the bank's capabilities. Your bank account cannot be charged due to insufficient funds, a stop-payment order or closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

AUTOMATIC REINVESTMENT - Dividends and capital gain distributions are reinvested in additional shares at no sales charge unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, American Funds Service Company or your investment dealer.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- You may cross-reinvest dividends and capital gains ("distributions") into any other fund in The American Funds Group at net asset value, subject to the following conditions:
(a) The aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement),
(b) If the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested,
(c) If you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distribution must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

EXCHANGE PRIVILEGE - You may exchange shares into other funds in The American Funds Group within the same class. However, exchanges from Class A shares of The Cash Management Trust of America may be made to Class B shares of any other American Fund for dollar cost averaging purposes. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from the money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions.

You may exchange shares by writing to American Funds Service Company (see "Selling Shares"), by contacting your investment dealer, by using American FundsLine and American FundsLine OnLine (see "American FundsLine and American FundsLine OnLine" below), or by telephoning 800/421-0180 toll-free, faxing (see "Principal Underwriter and Transfer Agent" in the prospectus for the appropriate fax numbers) or telegraphing American Funds Service Company. (See "Telephone and Computer Purchases, Redemptions and Exchanges" below.) Shares held in corporate-type retirement plans for which Capital Guardian Trust Company serves as trustee may not be exchanged by telephone, computer, fax or telegraph. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "Purchase of Shares--Price of Shares.") THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES AND PURCHASES.

AUTOMATIC EXCHANGES - You may automatically exchange shares (in amounts of $50 or more) among any of the funds in The American Funds Group on any day (or preceding business day if the day falls on a non-business day) of each month you designate.

AUTOMATIC WITHDRAWALS - Withdrawal payments are not to be considered as dividends, yield or income. Automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the Fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

ACCOUNT STATEMENTS - Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from American Funds Service Company. Purchases through automatic investment plans and certain retirement plans will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICAN FUNDSLINE ONLINE- You may check your share balance, the price of your shares, or your most recent account transaction, sell shares (up to $50,000 per shareholder, per day), or exchange shares around the clock with American FundsLine and American FundsLine OnLine. To use this service, call 800/325-3590 from a TouchTonet telephone or access the American Funds Web site on the Internet at www.americanfunds.com. Redemptions and exchanges through American FundsLineR and American FundsLine OnLine are subject to the conditions noted above and in "Telephone and Computer Redemptions and Exchanges" below. You will need your fund number (see the list of funds in The American Funds Group under "Purchase of Shares-Fund Numbers"), personal identification number (the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

TELEPHONE AND COMPUTER PURCHASES, REDEMPTIONS AND EXCHANGES - By using the telephone (including American FundsLine and American FundsLine OnLine), fax or telegraph redemption and/or exchange options, you agree to hold the fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, the Fund's Business Manager and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liability (including attorney fees) which may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these options. However, you may elect to opt out of these options by writing American Funds Service Company (you may also reinstate them at any time by writing American Funds Service Company). If American Funds Service Company does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions, or a natural disaster, redemption and exchange requests may be made in writing only.

REDEMPTION OF SHARES - The Transfer Agent may redeem the shares of any shareholder if the shares owned by such shareholder through redemptions, market decline or otherwise, have a value of less than the minimum initial investment amount required of new shareholders, (determined, for this purpose only as the greater of the shareholder's cost or current net asset value of the shares, including any shares acquired through reinvestment of income dividends and capital gains distributions). Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account . The shareholder will have not less than 30 days from the date of such notice within which to bring the account up to the minimum determined as set forth above.

The Fund's Articles of Incorporation permit the Fund to direct the Transfer Agent to redeem the shares of any shareholder if the value of shares in the account is less than the minimum initial investment amount set forth in the Fund's current registration statement under the 1940 Act, subject to such further terms and conditions as the Board of Directors may adopt. Prior notice of at least 60 days will be given to a shareholder before the involuntary redemption provision is made effective with respect to the shareholder's account to provide the shareholder with an opportunity to bring the account up to the minimum.

SHARE CERTIFICATES - Shares are credited to your account and certificates are not issued unless you request them by writing to the Transfer Agent.

                      EXECUTION OF PORTFOLIO TRANSACTIONS

Orders for the fund's portfolio securities transactions are placed by the Investment Adviser. The Investment Adviser strives to obtain the best available prices in its portfolio transactions taking into account the costs and quality of executions. When, in the opinion of the Investment Adviser, two or more brokers (either directly or through their correspondent clearing agents) are in a position to obtain the best price and execution, preference may be given to brokers who have sold shares of the fund or who have provided investment research, statistical, or other related services to the Investment Adviser. The fund does not consider that it has an obligation to obtain the lowest available commission rate to the exclusion of price, service and qualitative considerations.

There are occasions on which portfolio transactions for the fund may be executed as part of concurrent authorizations to purchase or sell the same security for other funds served by the Investment Adviser, or for trusts or other accounts served by affiliated companies of the Investment Adviser. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to the fund, they are effected only when the Investment Adviser believes that to do so is in the interest of the fund. When such concurrent authorizations occur, the objective is to allocate the executions in an equitable manner. The fund will not pay a mark-up for research in principal transactions.

As of the end of the fund's most recent fiscal year, it held certain equity securities of some of its regular brokers and dealers or their parents that derive more than 15% of gross revenues from securities-related activities which included securities of The Chase Manhattan Bank and J.P. Morgan in the amounts of $843,620,000 and $427,831,000, respectively, at the year ended April 30, 1999.

Brokerage commissions paid on portfolio transactions, including dealer concessions on underwritings, for the fiscal years ended April 30, 1999, 1998 and 1997 amounted to $28,860,000, $18,302,000 and $14,511,000, respectively.
During fiscal years 1999, 1998 and 1997 Johnston, Lemon & Co. Incorporated received no commissions for executing portfolio transactions for the fund. Johnston, Lemon & Co. Incorporated will not participate in commissions paid by the fund to other brokers or dealers and will not receive any reciprocal business, directly or indirectly, as a result of such commissions.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS - Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by The Chase Manhattan Bank, 3 Metrotech Center, Brooklyn, NY 11245, as Custodian.

TRANSFER AGENT - American Funds Service Company, a wholly owned subsidiary of the Investment Adviser, maintains the record of each shareholder's account, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related
shareholder service functions.    American Funds Service Company was paid a fee
of $32,657,000 for the fiscal year ended April 30, 1999.

INDEPENDENT ACCOUNTANTS - PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, CA 90071, has served as the fund's independent accountants since its inception, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and Exchange Commission. The financial statements included in this Statement of Additional Information, have been so included in reliance on the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing. The selection of the fund's independent accountant is reviewed and determined annually by the Board of Directors.

PROSPECTUSES AND REPORTS TO SHAREHOLDERS - The fund's fiscal year ends on April
30. Shareholders are provided updated prospectuses annually. In addition, shareholders are provided at least semi-annually with reports containing the financial statements, including the investment portfolio and other information. The fund's annual financial statements are audited by the fund's independent accountants, PricewaterhouseCoopers LLP. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of shareholder reports. To receive additional copies of a prospectus or report, shareholders should contact the Transfer Agent.

PERSONAL INVESTING POLICY - The fund, Capital Research and Management Company and its affiliated companies, including the fund's principal underwriter, have adopted codes of ethics which allow for personal investment. The personal investing policy is consistent with Investment Company Institute guidelines. This policy includes: a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; pre-clearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

OTHER INFORMATION - The financial statements including the investment portfolio and the report of Independent Accountants contained in the Annual Report are included in this Statement of Additional Information. The following information is not included in the Annual Report:

             DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND
     MAXIMUM OFFERING PRICE PER SHARE FOR CLASS A SHARES-- OCTOBER 31, 1999 Net asset value and redemption price per share
(Net assets divided by shares outstanding) . . . . . . . . . . . $34.09
 Maximum offering price per share (100/94.25 of
 net asset value per share, which takes into
 account the fund's current maximum sales charge). . . . . $36.17

              CLASS A INVESTMENT RESULTS AND RELATED STATISTICS

The fund's yield is 1.66% based on a 30-day (or one month) period ended October 31, 1999, computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
YIELD = 2[( a-b/cd + 1)/6/ -1]
Where:a =  dividends and interest earned during the period.
           b =  expenses accrued for the period (net of reimbursements).
           c = the average daily number of shares outstanding during the period that were entitled to receive dividends.
           d = the maximum offering price per share on the last day of the period.

The fund's total return over the past year and average total returns for the five- and ten-year periods ending on October 31, 1999 was +6.02%, +21.21% and +15.06%, respectively. The average annual total return (T) is computed by equating the value at the end of the period (ERV) with a hypothetical initial investment of $1,000 (P) over a period of years (n) according to the following formula as required by the Securities and Exchange Commission: P(1+T)/n/ = ERV.

To calculate total return, an initial investment is divided by the offering price (which includes the sales charge) as of the first day of the period in order to determine the initial number of shares purchased. Subsequent dividends and capital gain distributions are reinvested at net asset value on the reinvestment date determined by the Board of Directors. The sum of the initial shares purchased and shares acquired through reinvestment is multiplied by the net asset value per share as of the end of the period in order to determine ending value. The difference between the ending value and the initial investment divided by the initial investment converted to a percentage equals total return. The resulting percentage indicates the positive or negative investment results that an investor would have experienced from reinvested dividends and capital gain distributions and changes in share price during the periods. Total return may be calculated for the one year, five year, ten year and for other periods: The average annual total return over periods greater than one year may also be computed by utilizing ending values as determined above.

The fund may also, at times, calculate total return based on net asset value per share (rather than the offering price), in which case the figure would not reflect the effect of any sales charges which would have been paid if shares were purchased during the period reflected in the computation. Consequently, total return calculated in this manner will be higher. These total returns may be calculated over periods in addition to those described above.

The following assumptions will be reflected in computations made in accordance with the formulas stated above: (1) deduction of the maximum sales charge of 5.75% from the $1,000 initial investment; (2) reinvestment of dividends and distributions at net asset value on the reinvestment date determined by the Board; and (3) a complete redemption at the end of any period illustrated. In addition, the fund may provide lifetime average total return figures.
The fund may also calculate a distribution rate on a taxable and tax equivalent basis. The distribution rate is computed by dividing the dividends paid by the fund over the last 12 months by the sum of the month-end net asset value or maximum offering price and the capital gains paid over the last 12 months. The distribution rate may differ from the yield.

The fund may include information on its investment results and/or comparisons of its investment results to various unmanaged indices (such as The Dow Jones Average of 30 Industrial Stocks and The Standard & Poor's 500 Stock Composite Index) or results of other mutual funds or investment or savings vehicles in advertisements or in reports furnished to present or prospective shareholders. Total return for the unmanaged indices will be calculated assuming reinvestment if dividends and interest, but will not reflect any deductions for advisory fees, brokerage costs or administrative expenses. For educational purposes, fund literature may contain discussions and/or illustrations of volatility, risk tolerance, asset allocation and investment strategies.
The fund may also, from time to time, combine its results with those of other funds in The American Funds Group for purposes of illustrating investment strategies involving multiple funds.

The fund may refer to results compiled by organizations such as CDA Investment Technologies, Ibbottson Associates, Lipper Analytical Services, Morningstar, Inc. Wiesenberger Investment Companies Services and the U.S. Department of Commerce. Additionally, the Fund may, from time to time, refer to results published in various newspapers or periodicals, including Barron's, Forbes, Fortune, Institutional Investor, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

The fund may from time to time compare its investment results with the following:
(1) Average of Savings Institutions deposits, which is a measure of all kinds of savings deposits, including longer-term certificates (based on figures supplied by the U.S. League of Savings Institutions and the Federal Reserve Board). Savings deposits offer a guaranteed rate of return on principal, but no opportunity for capital growth. The period shown may include periods during which the maximum rates paid on some savings deposits were fixed by law.
(2) The Consumer Price Index, which is a measure of the average change in prices over time in a fixed market basket of goods and services (e.g. food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, prescription medicines, and other goods and services that people buy for day-to-day living).
The fund may also from time to time illustrate the benefits of tax-deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

Washington Mutual Investors Fund, Inc.
Investment Portfolio, April 30, 1999
                                           Shares/PriMarket Percent
Equity Securitites                           Amount   Value Of Net
(Common and Preferred Stocks)                         (000) Assets
---------------------------------------------------  ---------------
ENERGY
ENERGY SOURCES  -  7.48%
Ashland Inc.                                3,680,000$  155,  .27
Atlantic Richfield Co.                      8,108,000680,565 1.19
BP Amoco                                    1,625,999184,043  .32
Chevron Corp.                               7,892,000787,227 1.38
Exxon Corp.                                 3,700,000307,331  .54
Kerr-McGee Corp.                            3,150,000133,481  .24
Mobil Corp.                                 8,175,000856,331 1.50
Texaco Inc.                                14,000,000878,500 1.54
Unocal Corp.                                6,800,000282,625  .50
                                                     -----------------
                                                     4,265,5 7.48
                                                     -----------------
UTILITIES: ELECTRIC & GAS  -  8.45%
Ameren Corp.                                6,800,000263,075  .46
American Electric Power Co., Inc.           4,400,000182,325  .32
Baltimore Gas and Electric Co.              7,300,000205,313  .36
Carolina Power & Light Co.                  6,450,000260,016  .46
Central and South West Corp.                9,575,800237,600  .42
CINergy Corp.                               2,250,000 67,078  .12
Conectiv                                    3,400,000 81,388
Conectiv, Class A                             325,000 11,395  .16
Consolidated Edison, Inc.                   5,550,000252,178  .44
Consolidated Natural Gas Co.                3,425,000203,787  .36
Dominion Resources, Inc.                    2,000,000 82,250  .14
DTE Energy Co.                              3,465,000141,415  .25
Duke Energy Corp.                           4,950,000277,200  .49
Edison International                        3,135,000 76,807  .13
Entergy Corp.                               2,400,000 75,000  .13
Florida Progress Corp.                      4,725,000181,912  .32
FPL Group, Inc.                             1,800,000101,475  .18
GPU, Inc.                                   6,325,000241,141  .42
Houston Industries Inc.                     1,800,000 50,963  .09
New Century Energies, Inc.                  3,050,000106,750  .19
OGE Energy Corp.                              800,000 18,950  .03
PECO Energy Co.                             2,500,000118,594  .21
PP & L Resources, Inc.                      3,490,319 97,511  .17
Public Service Enterprise Group Inc.        2,020,000 80,800  .14
Puget Sound Energy, Inc.                    3,800,000 93,812  .16
Sempra Energy                               2,026,300 42,046  .07
Southern Co.                               25,259,400683,583 1.20
TECO Energy, Inc.                           1,000,000 21,313  .04
Williams Companies, Inc.                   11,500,000543,375  .95
Wisconsin Energy Corp.                        800,000 21,500  .04
                                                     -----------------
                                                     4,820,5 8.45
                                                     -----------------
Total Energy                                         9,086,115.93
                                                     -----------------

MATERIALS
CHEMICALS  -  5.61%
Air Products and Chemicals, Inc.            4,290,000201,630  .35
E.I. du Pont de Nemours and Co.            12,520,500884,260 1.55
Hercules Inc.                               4,900,000185,281  .33
International Flavors & Fragrances Inc.     2,940,000116,130  .20
Mallinckrodt Inc.                           3,585,000125,699  .22
Monsanto Co.                               21,532,000974,323 1.71
PPG Industries, Inc.                        8,716,500566,028  .99
Sherwin-Williams Co.                        3,000,000 93,375  .16
Witco Corp.                                 2,825,000 53,851  .10
                                                     -----------------
                                                     3,200,5 5.61
                                                     -----------------







FOREST PRODUCTS & PAPER  -  2.81%
International Paper Co.                    13,500,000$  719, 1.26
Westvaco Corp.                              5,500,000164,312  .29
Weyerhaeuser Co.                            8,975,000602,447 1.06
Willamette Industries, Inc.                 2,475,000115,706  .20
                                                     -----------------
                                                     1,602,1 2.81
                                                     -----------------
METALS: NONFERROUS  -  0.54%
Alcoa Inc.                                  2,117,600131,821  .23
Phelps Dodge Corp.                          2,807,300177,562  .31
                                                     -----------------
                                                     309,383 0.54
                                                     -----------------
METALS: STEEL  -  0.09%
Allegheny Teledyne Inc.                     2,250,000 50,344  .09
                                                     -----------------
Total Materials                                      5,162,4 9.05
                                                     -----------------

CAPITAL EQUIPMENT
AEROSPACE & MILITARY TECHNOLOGY  -  2.16%
Boeing Co.                                 10,767,900437,446  .77
Sundstrand Corp.                            1,300,000 93,275  .16
United Technologies Corp.                   4,825,300699,065 1.23
                                                     -----------------
                                                     1,229,7 2.16
                                                     -----------------
DATA PROCESSING & REPRODUCTION  -  2.50%
Hewlett-Packard Co.                         7,250,000571,844 1.01
International Business Machines Corp.         600,000125,512  .22
Xerox Corp.                                12,347,500725,416 1.27
                                                     -----------------
                                                     1,422,7 2.50
                                                     -----------------
ELECTRICAL & ELECTRONICS  -  0.41%
Emerson Electric Co.                        2,800,000180,600  .32
General Electric Co.                          500,000 52,750  .09
                                                     -----------------
                                                     233,350 0.41
                                                     -----------------
ELECTRONIC COMPONENTS  -  0.87%
Motorola, Inc.                              2,610,900209,198  .37
Texas Instruments Inc.                      1,700,000173,613  .30
Thomas & Betts Corp.                        2,720,000114,240  .20
                                                     -----------------
                                                     497,051 0.87
                                                     -----------------
ELECTRONIC INSTRUMENTS  -  0.46%
Perkin-Elmer Corp.                          2,408,900260,462  .46
                                                     -----------------
ENERGY EQUIPMENT  -  0.37%
Halliburton Co.                             4,900,000208,863  .37
                                                     -----------------
INDUSTRIAL COMPONENTS  -  2.46%
Dana Corp.                                  4,943,100232,944  .41
Eaton Corp.                                 3,300,000302,569  .53
Genuine Parts Co.                           8,775,000263,250  .46
Illinois Tool Works, Inc.                     866,700 66,736  .12
Johnson Controls Inc.                       4,152,400302,866  .53
TRW Inc.                                    5,550,000232,753  .41
                                                     -----------------
                                                     1,401,1 2.46
                                                     -----------------
MACHINERY & ENGINEERING  -  1.31%
Caterpillar Inc.                            1,350,000 86,906  .15
Deere & Co.                                 7,240,000311,320  .54
Fluor Corp.                                 3,700,000123,487  .22
Ingersoll-Rand Co.                          1,012,500 70,052  .12
Pall Corp.                                  6,100,000112,469  .20
Parker Hannifin Corp.                         950,000 44,591  .08
                                                     -----------------
                                                     748,825 1.31
                                                     -----------------
Total Capital Equipment                              6,002,210.54
                                                     -----------------


CONSUMER GOODS
APPLIANCES & HOUSEHOLD DURABLES  -  0.33%
Newell Rubbermaid Inc. (formerly Rubbermaid 3,937,716$  186,  .33
                                                     -----------------
AUTOMOBILES  -  0.19%
DaimlerChrysler AG (formerly Chrysler Corp. 1,075,538        0.19
                                                     -----------------

BEVERAGES  -  1.06%
PepsiCo, Inc.                              16,350,000603,928 1.06
                                                     -----------------
FOOD & HOUSEHOLD PRODUCTS  -  3.08%
Bestfoods                                   3,915,400196,504  .35
Colgate-Palmolive Co.                       2,000,000204,875  .36
General Mills, Inc.                         6,650,000486,282  .85
Kellogg Co.                                 6,839,600253,065  .44
Sara Lee Corp.                             27,691,500616,136 1.08
                                                     -----------------
                                                     1,756,8 3.08
                                                     -----------------
HEALTH & PERSONAL CARE  -  8.16%
American Home Products Corp.                2,200,000134,200  .23
Avon Products, Inc.                         4,679,600254,161  .45
Baxter International Inc.                   3,200,000201,600  .35
Bristol-Myers Squibb Co.                   14,700,000934,369 1.64
Eli Lilly and Co.                           7,990,000588,264 1.03
Johnson & Johnson                             800,000 78,000  .14
Kimberly-Clark Corp.                       12,415,600761,231 1.34
McKesson Corp.                              3,000,000105,000  .18
Merck & Co., Inc.                           2,000,000140,500  .25
Pfizer Inc                                  3,600,000414,225  .73
Pharmacia & Upjohn, Inc.                    4,500,000252,000  .44
Schering-Plough Corp.                       7,200,000347,850  .61
Warner-Lambert Co.                          6,500,000441,594  .77
                                                     -----------------
                                                     4,652,9 8.16
                                                     -----------------
RECREATION & OTHER CONSUMER PRODUCTS  -  0.94%
Eastman Kodak Co.                           5,656,500422,116  .74
Stanley Works                               3,675,000111,858  .20
                                                     -----------------
                                                     533,974 0.94
                                                     -----------------
TEXTILES & APPAREL  -  1.05%
NIKE, Inc., Class B                         7,685,425477,937  .84
VF Corp.                                    2,400,000123,600  .21
                                                     -----------------
                                                     601,537 1.05
                                                     -----------------
Total Consumer Goods                                 8,441,614.81
                                                     -----------------

SERVICES
BROADCASTING & PUBLISHING  -  0.71%
Dow Jones & Co., Inc.                       3,292,400179,436  .31
Gannett Co., Inc.                           1,675,800118,667  .21
Knight-Ridder, Inc.                         1,600,000 86,100  .15
Tribune Co.                                   253,300 21,135  .04
                                                     -----------------
                                                     405,338 0.71
                                                     -----------------
BUSINESS & PUBLIC SERVICES  -  2.72%
Browning-Ferris Industries, Inc.            9,158,700365,203  .64
Deluxe Corp.                                2,489,800 86,209  .15
Diebold, Inc.                                 700,000 16,844  .03
Dun & Bradstreet Corp.                      2,803,500103,029  .18
Electronic Data Systems Corp.               5,214,700280,290  .49
First Data Corp.                            7,575,000321,464  .57
IKON Office Solutions, Inc.                 7,285,000 87,875  .15
Interpublic Group of Companies, Inc.        1,362,200105,656  .19
Pitney Bowes Inc.                           2,634,500184,250  .32
                                                     -----------------
                                                     1,550,8 2.72
                                                     -----------------
LEISURE & TOURISM  -  0.37%
Mc Donald's Corp.                           5,000,000211,875  .37
                                                     -----------------

MERCHANDISING  -  4.06%
Albertson's, Inc.                          12,033,200$  619, 1.09
American Stores Co.                        13,423,000423,663  .74
J.C. Penney Co., Inc.                      13,120,500598,623 1.05
May Department Stores Co.                  11,100,000441,919  .77
Sears, Roebuck and Co.                      1,600,000 73,600  .13
Wal-Mart Stores, Inc.                       3,430,000157,780  .28
                                                     -----------------
                                                     2,315,2 4.06
                                                     -----------------
TELECOMMUNICATIONS  -  10.66%
Ameritech Corp.                            19,017,0001,301,4 2.28
AT&T Corp.                                 21,899,0501,105,9 1.94
GTE Corp.                                  14,763,300988,218 1.74
SBC Communications Inc.                     4,194,350234,884  .41
Sprint FON Group (formerly Sprint Corp.)   13,993,8001,435,2 2.52
U S WEST, Inc.                             19,319,7001,010,6 1.77
                                                     -----------------
                                                     6,076,310.66
                                                     -----------------
TRANSPORTATION: RAIL  -  1.05%
CSX Corp.                                   2,831,000139,427  .24
Norfolk Southern Corp.                     10,450,000341,584  .60
Union Pacific Corp.                         2,000,000120,000  .21
                                                     -----------------
                                                     601,011 1.05
                                                     -----------------
Total Services                                       11,160,19.57
                                                     -----------------

FINANCE
BANKING  -  14.12%
Bankers Trust Corp.                         3,040,000273,790  .48
Bank of America Corp. (formerly BankAmerica24,825,0001,787,4 3.14
Bank of New York Co., Inc.                 15,100,000604,000 1.06
BANK ONE CORP. (formerly BANC ONE CORP.)    8,174,500482,296  .85
Chase Manhattan Corp.                      10,194,800843,620 1.48
Citigroup Inc.                              3,500,000263,375  .46
First Union Corp.                          23,086,7001,278,4 2.24
Fleet Financial Group, Inc.                 6,100,000262,681  .46
J.P. Morgan & Co. Inc.                      3,175,000427,831  .75
KeyCorp                                     9,550,000295,453  .52
SunTrust Banks, Inc.                        5,975,000427,213  .75
Wachovia Corp.                                850,000 74,694  .13
Wells Fargo & Co.                          23,727,0001,024,7 1.80
                                                     -----------------
                                                     8,045,414.12
                                                     -----------------
FINANCIAL SERVICES  -  3.34%
American Express Co.                          600,000 78,413  .14
Fannie Mae                                  3,900,000276,656  .48
Household International, Inc.              24,047,4821,209,8 2.12
SLM Holding Corp.                           2,000,000 85,375  .15
Transamerica Corp.                          3,600,000256,500  .45
                                                     -----------------
                                                     1,906,8 3.34
                                                     -----------------
INSURANCE  -  4.91%
Aetna Inc.                                  2,650,000232,372
Aetna Inc., Class C, 6.25% convertible pref   315,000 24,353  .45
Allstate Corp.                             14,950,000543,806  .95
American General Corp.                      6,555,000485,070  .85
Aon Corp.                                   7,829,400536,314  .94
Jefferson-Pilot Corp.                       3,350,000225,706  .40
Lincoln National Corp.                      3,025,000290,589  .51
Marsh & McLennan Companies, Inc.            2,512,500192,363  .34
St. Paul Companies, Inc.                    9,402,400269,731  .47
                                                     -----------------
                                                     2,800,3 4.91
                                                     -----------------
Total Finance                                        12,752,22.37
                                                     -----------------

MULTI-INDUSTRY
MULTI-INDUSTRY  -  2.02%
AlliedSignal Inc.                           9,300,000546,375  .96
Berkshire Hathaway Inc., Class A (formerly        600 45,840  .08
Dover Corp.                                 6,150,500227,184  .40
Minnesota Mining and Manufacturing Co.      2,500,000$  222,  .39
Tyco International Ltd. (formerly AMP Inc.) 1,175,501 95,509  .16
Whitman Corp.                               1,050,000 17,194  .03
                                                     -----------------
Total Multi-Industry                                 1,154,6 2.02
                                                     -----------------

MISCELLANEOUS  -  2.27%
Equity securities in initial period of acqu          1,297,1 2.27


TOTAL EQUITY SECURITIES
  (cost:  $36,643,354,000)                           55,057,96.56


                                           Principal
                                             Amount
Short-Term Securities                        (000)
---------------------------------------------------  ---------------
U.S. Treasuries and Other Federal Agencies  -  3.25%
Federal Home Loan Bank
  4.67%-4.74% due 5/5-7/23/99                        735,029 1.29

United States Treasury bills
  4.16%-4.52% due 5/6-7/29/99               1,116,6771,116,8 1.96
                                                     -----------------

TOTAL SHORT-TERM SECURITIES                          1,851,8 3.25
  (cost:  $1,851,731,000)                            -----------------

TOTAL INVESTMENT SECURITIES
  (cost:  $38,495,085,000)                           56,909,99.81
Excess of cash and receivables over payables         108,727 0.19
                                                     -----------------
NET ASSETS                                           57,018,100.00
                                                     -----------------
                                                     -----------------

Financial Statements
Statement of Assets and Liabilities
April 30, 1999
(dollars in thousands)
Assets:
Investment securities at market
 (cost: $38,495,085)                                      $56,909,498
Cash                                                              251
Receivables for--
 Sales of investments                          $202,921
 Sales of Fund's shares                         109,035
 Dividends                                       79,866       391,822
                                          ------------  ------------
                                                           57,301,571
Liabilities:
Payables for--
 Purchases of investments                       192,301
 Repurchases of Fund's shares                    53,149
 Management services                             12,906
 Other expenses                                  24,990       283,346
                                          ------------  ------------
Net Assets at April 30, 1999
Equivalent to $35.31 per share on
1,614,725,331 shares of $1 par value
capital stock outstanding (authorized
capital stock -- 2,000,000,000 shares)                    $57,018,225
                                                        ============



Statement of Operations
for the year ended April 30, 1999
(dollars in thousands)
Investment Income:
Income:
 Dividends                                  $ 1,097,923
 Interest                                        95,445    $1,193,368
                                          ------------
Expenses:
 Investment adviser fee                          96,791
 Business management fee                         44,286
 Distribution expenses                          110,672
 Transfer agent fee                              32,657
 Reports to shareholders                          1,545
 Registration statement and prospectus            3,634
 Postage, stationery and supplies                 5,326
 Directors' and Advisory Board fees                 413
 Auditing and legal fees                            135
 Custodian fee                                      403
 Other expenses                                     291       296,153
                                          ------------  ------------
Net investment income                                         897,215
                                                        ------------

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                           5,230,170
Net unrealized appreciation:
 Beginning of year                           17,338,072
 End of year                                 18,414,413
                                          ------------
  Net change in unrealized
   appreciation                                             1,076,341
                                                        ------------
 Net realized gain and change in
  unrealized appreciation                                   6,306,511
                                                        ------------
Net Increase in Net Assets
 Resulting from Operations                                 $7,203,726
                                                        ============



Statement of Changes in Net Assets
(dollars in thousands)

                                          Year Ended    April 30
                                          1999          1998
                                          ------------  ------------
Operations:
Net investment income                       $   897,215   $   759,844
Net realized gain on investments              5,230,170     2,816,947
Net change in unrealized
 appreciation on investments                  1,076,341     8,654,558
                                          ------------  ------------
 Net Increase in Net Assets
  Resulting from Operations                   7,203,726    12,231,349
                                          ------------  ------------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income           (890,284)     (736,632)
Distributions from net realized gain
 on investments                            (3,760,550)    (1,958,463)
                                          ------------  ------------
 Total Dividends and Distributions           (4,650,834)   (2,695,095)
                                          ------------  ------------

Capital Share Transactions:
Proceeds from shares sold:
 334,983,835 and 298,975,826
 shares, respectively                        11,104,242     9,237,792
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments:
 137,585,488 and 84,081,074 shares,
 respectively                                 4,421,141     2,539,311
Cost of shares repurchased:
 206,861,783 and 120,245,204
 shares, respectively                        (6,823,584)   (3,714,819)
                                          ------------  ------------
 Net Increase in Net Assets Resulting
  from Capital Share Transactions             8,701,799     8,062,284
                                          ------------  ------------
Total Increase in Net Assets                 11,254,691    17,598,538

Net Assets:
Beginning of year                            45,763,534    28,164,996
                                          ------------  ------------
End of year (including undistributed
 net investment income: $112,641 and
 $105,710, respectively)                    $57,018,225   $45,763,534
                                          ============  ============

See Notes to Financial Statements


Notes to Financial Statements
1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 ORGANIZATION - Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.
 SIGNIFICANT ACCOUNTING POLICIES - The following paragraphs summarize the significant accounting policies consistently followed by the Fund in the preparation of its financial statements:
 SECURITY VALUATION - Equity securities, including convertible debentures, are stated at market value based upon closing sales prices reported on a national securities exchange on the day of valuation or, for listed securities having no sales reported, upon last-reported bid prices on that date. Treasury bills and other cash-equivalent securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices obtained from a major dealer in short-term securities. Treasury bills and other cash-equivalent securities with 60 days or less to maturity are valued at amortized cost, which approximates market value. Securities for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Fund's Board.

 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - As is customary in the mutual fund industry, securities transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses from securities transactions are reported on an identified cost basis. Dividend and interest income is reported on the accrual basis.
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
2. FEDERAL INCOME TAXATION - It is the Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required.

  As of April 30, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $18,414,413,000, of which $19,030,435,000 related to appreciated securities and $616,022,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the year ended April 30, 1999. The cost of portfolio securities for book and federal income tax purposes was $38,495,085,000 at April 30, 1999.

3.  FEES AND TRANSACTIONS WITH RELATED PARTIES
    BUSINESS MANAGEMENT AND INVESTMENT ADVISORY FEES - Officers of the Fund received no remuneration from the Fund in such capacities. Their remuneration was paid by Washington Management Corporation (WMC), a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated. WMC, business manager of the Fund, was paid a fee of $44,286,000 for business management services. The business management agreement provides for monthly fees, accrued daily, based on an annual rate of 0.175% of the first $3 billion of net assets; 0.15% of such assets in excess of $3 billion but not exceeding $5 billion; 0.135% of such assets in excess of $5 billion but not exceeding $8 billion; 0.12% of such assets in excess of $8 billion but not exceeding $12 billion; 0.095% of such assets in excess of $12 billion but not exceeding $21 billion; 0.075% of such assets in excess of $21 billion but not exceeding $34 billion; 0.06% of such assets in excess of $34 billion but not exceeding $55 billion; and 0.05% of net assets in excess of $55 billion. Under this agreement all expenses chargeable to the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. Johnston, Lemon & Co. Incorporated, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated, has informed the Fund that it has earned $1,046,000 on its retail sales of shares and under the distribution plan of the Fund but received no net brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund. All officers of the Fund and four of its directors are affiliated with The Johnston-Lemon Group, Incorporated. Capital Research and Management Company, investment adviser of the Fund, was paid a fee of $96,791,000 for investment management services. The investment advisory agreement provides for monthly fees, accrued daily, based on an annual rate of 0.225% of the first $3 billion of net assets; 0.21% of such assets in excess of $3 billion but not exceeding $8 billion; 0.20% of such assets in excess of $8 billion but not exceeding $21 billion; 0.195% of such assets in excess of $21 billion but not exceeding $34 billion; 0.19% of such assets in excess of $34 billion but not exceeding $55 billion; and 0.185% of net assets in excess of $55 billion.
 DISTRIBUTION EXPENSES - Pursuant to a Plan of Distribution, the Fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the year ended April 30, 1999, distribution expenses under the Plan were $110,672,000, including accrued and unpaid expenses of $20,594,000.
  American Funds Distributors, Inc., the principal underwriter of the Fund's shares, has informed the Fund that it has received $42,516,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's shares. Such sales charges are not an expense of the Fund and, hence, are not reflected in the accompanying Statement of Operations.
 TRANSFER AGENT FEE - American Funds Service Company, the transfer agent for the Fund, was paid a fee of $32,657,000.
 DEFERRED DIRECTORS' FEES - Independent Directors and Advisory Board members of the Fund may elect to defer part or all of the fees earned for such services. Amounts deferred are not funded and are general unsecured liabilities of the Fund. As of April 30, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1993), net of any payments to directors, were $560,000.
4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
   The Fund made purchases and sales of investment securities, excluding short-term securities, of $17,664,899,000 and $13,097,547,000, respectively, during the year ended April 30, 1999.
   As of April 30, 1999, accumulated undistributed net realized gain on investments was $3,208,003,000 and additional paid-in capital was $33,668,443,000. The fund reclassified $67,224,000 from undistributed net realized gains to additional paid-in capital for the year ended April 30, 1999.
   Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $403,000 included $76,000 that was paid by these credits rather than in cash.
   The fund owns 5.8%, 5.5%, and 5.0% of the outstanding voting securities of Browning-Ferris Industries, Westvaco, and Mallinckrodt, respectively, which represent investments in affiliates as defined in the Investment Company Act of 1940.

Per-Share
Data and Ratios

                                Year ended April 30
                            1999     1998     1997    1996      1995

Net Asset Value,
 Beginning of Year      $     33 $    25. $     22  $18.87    $17.11
                        -------  -------  -------  -------   -------
Income from Investment
 Operations:
 Net investment income      .60      .62      .62      .63       .63
 Net gains on securities
  (both realized and
  unrealized)              3.99     9.65     4.36     4.98      2.16
                        -------  -------  -------  -------   -------
  Total from investment
   operations              4.59    10.27     4.98     5.61      2.79
                        -------  -------  -------  -------   -------
Less Distributions:
 Dividends (from net
  investment income)       (.61)    (.62)    (.62)    (.62)     (.62)
 Distributions (from
  capital gains)          (2.59)   (1.66)   (1.20)   (1.09)     (.41)
                        -------  -------  -------  -------   -------
  Total distributions     (3.20)   (2.28)   (1.82)   (1.71)    (1.03)
                        -------  -------  -------  -------   -------
Net Asset Value,
 End of Year             $35.31   $33.92   $25.93   $22.77    $18.87
                        =======  =======  =======  =======   =======

Total Return/*/           14.61%   40.80%  22.43%   30.40%    17.01%


Ratios/Supplemental Data:
 Net assets, end of
  year (in millions)    $57,018  $45,764  $28,165  $20,689   $14,426
 Ratio of expenses to
  average net assets       .61%     .62%     .64%      .66%      .69%
 Ratio of net income to
  average net assets      1.84%    2.08%    2.56%     2.98%     3.57%
 Portfolio turnover rat  27.93%   17.61%   20.41%     23.41    25.45%

 /*/Excludes maximum
 sales charge of 5.75%.


Report of Independent Accountants
To the Board of Directors and Shareholders of Washington Mutual Investors Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the per-share data and ratios present fairly, in all material respects, the financial position of Washington Mutual Investors Fund, Inc. (the "Fund") at April 30, 1999, the results of its operations, the changes in its net assets and the per-share data and ratios for the years indicated, in conformity with generally accepted accounting principles. These financial statements and per-share data and ratios (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.
Los Angeles, California
May 28, 1999
TAX INFORMATION FOR THE YEAR ENDED APRIL 30, 1999 (Unaudited)
We are required to advise you within 60 days of the Fund's fiscal year-end regarding the federal tax status of distributions received by shareholders during such fiscal year. The distributions made during the fiscal year by the Fund were earned from the following sources:

                                                  Dividends and Distributions per Share

                                                  From Net             From Net Realized

To Shareholders of Record          Payment Date            Investment Income          Long-Term Gains

June 19, 1998             June 22, 1998           0.145                ----

September 18, 1998          September 21, 1998          0.145                ----

December 18, 1998          December 21, 1998          0.175                2.595

March 19, 1999            March 22, 1999          0.145                ----


The Fund also designates as a capital gain distribution a portion of earnings and profits to shareholders in redemption of their shares.
Corporate shareholders may exclude up to 100% of qualifying dividends received during the year. Certain states may exempt from income taxation that portion of the dividends paid from net investment income that was derived from direct U.S. Treasury obligations. For purposes of computing this exclusion, 8% of the dividends paid by the Fund from net investment income were derived from interest on direct U.S. Treasury obligations.
Dividends and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many plan retirement trusts may need this information for their annual information reporting.
SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



Washington Mutual Investors Fund, Inc.
Investment Portfolio, October 31, 1999
Unaudited
                                                                    Shares       Market     Percent
                                                                                  Value      Of Net
Common Stocks                                                                      (000)     Assets
--------------------------------------------                      --------     --------    --------
ENERGY
ENERGY SOURCES  -  8.89%
Ashland Inc.                                                      3,680,000  $  121,440         0.22 %
Atlantic Richfield Co.                                            5,858,000      545,892        0.97
Chevron Corp.                                                     8,942,000      816,516        1.44
Conoco Inc., Class A                                              8,450,000      231,847
Conoco Inc., Class B                                              8,598,957      233,247        0.82
Exxon Corp.                                                       3,700,000      274,031        0.48
Kerr-McGee Corp.                                                  3,478,900      186,991        0.33
Mobil Corp.                                                       8,375,000      808,188        1.43
Phillips Petroleum Co.                                           11,785,600      548,031        0.97
Texaco Inc.                                                      17,000,000    1,043,375        1.85
Unocal Corp.                                                      6,296,500      217,229        0.38
                                                                             ----------  ----------
                                                                               5,026,787        8.89
                                                                             ----------  ----------
UTILITIES: ELECTRIC & GAS  -  8.18%
Ameren Corp.                                                      6,577,400      248,708        0.44
American Electric Power Co., Inc.                                 6,378,000      220,041        0.39
Carolina Power & Light Co.                                        7,800,000      269,100        0.48
Central and South West Corp.                                      9,050,800      200,815        0.35
CINergy Corp.                                                     2,250,000       63,563        0.11
Conectiv                                                          3,400,000       66,300        0.12
Consolidated Edison, Inc.                                         4,921,700      187,947        0.33
Consolidated Natural Gas Co.                                      3,950,000      252,800        0.45
Constellation Energy Group, Inc. (formerly Baltimore Gas and E    7,300,000      224,019        0.40
Dominion Resources, Inc.                                          2,000,000       96,250        0.17
DTE Energy Co.                                                    3,315,000      110,017        0.19
Duke Energy Corp.                                                 4,600,000      259,900        0.46
Edison International                                              3,135,000       92,874        0.16
Entergy Corp.                                                     2,400,000       71,850        0.13
Florida Progress Corp.                                            4,725,000      216,464        0.38
FPL Group, Inc.                                                   1,800,000       90,562        0.16
GPU, Inc.                                                         4,475,000      151,870        0.27
New Century Energies, Inc.                                        3,050,000       99,316        0.17
OGE Energy Corp.                                                    800,000       18,150        0.03
PECO Energy Co.                                                   2,000,000       76,375        0.14
PP & L Resources, Inc.                                            3,035,319       82,143        0.15
Public Service Enterprise Group Inc.                              2,020,000       79,916        0.14
Puget Sound Energy, Inc.                                          3,800,000       84,075        0.15
Reliant Energy, Inc.                                              1,800,000       49,050        0.09
Sempra Energy                                                     1,485,100       30,352        0.05
Southern Co.                                                     27,844,400      739,617        1.31
TECO Energy, Inc.                                                 1,000,000       22,062        0.04
Williams Companies, Inc.                                         13,500,000      506,250        0.89
Wisconsin Energy Corp.                                              800,000       17,900        0.03
                                                                             ----------  ----------
                                                                               4,628,286        8.18
                                                                             ----------  ----------
Total Energy                                                                   9,655,073       17.07
                                                                             ----------  ----------

MATERIALS
CHEMICALS  -  4.10%
Air Products and Chemicals, Inc.                                  2,690,000       73,975        0.13
CK Witco Corp. (formerly Witco Corp.)                             4,200,000       39,375        0.07
Dow Chemical Co.                                                  1,050,000      124,162        0.22
E.I. du Pont de Nemours and Co.                                   1,250,000       80,547        0.14
Hercules Inc.                                                     5,220,000      125,606        0.22
International Flavors & Fragrances Inc.                           2,250,000       86,063        0.15
Mallinckrodt Inc.                                                 3,585,000      121,666        0.22
Monsanto Co.                                                     27,577,000    1,061,714        1.88
PPG Industries, Inc.                                              8,716,500      528,438        0.94
Sherwin-Williams Co.                                              3,000,000       67,125        0.12
Union Carbide Corp.                                                 125,000        7,625        0.01
                                                                             ----------  ----------
                                                                               2,316,296        4.10
                                                                             ----------  ----------
FOREST PRODUCTS & PAPER  -  2.60%
International Paper Co.                                          13,100,000      689,388        1.22
Westvaco Corp.                                                    5,500,000      163,281        0.29
Weyerhaeuser Co.                                                  8,675,000      517,789        0.91
Willamette Industries, Inc.                                       2,475,000      102,867        0.18
                                                                             ----------  ----------
                                                                               1,473,325        2.60
                                                                             ----------  ----------
METALS: NONFERROUS  -  0.60%
Alcoa Inc.                                                        2,972,600      180,585        0.32
Phelps Dodge Corp.                                                2,807,300      158,262        0.28
                                                                             ----------  ----------
                                                                                 338,847        0.60
                                                                             ----------  ----------
METALS: STEEL  -  0.06%
Allegheny Teledyne Inc.                                           2,250,000       34,172        0.06
                                                                             ----------  ----------
Total Materials                                                                4,162,640        7.36
                                                                             ----------  ----------

CAPITAL EQUIPMENT
AEROSPACE & MILITARY TECHNOLOGY  -  1.79%
Boeing Co.                                                        9,200,000      423,775        0.75
United Technologies Corp.                                         9,736,000      589,028        1.04
                                                                             ----------  ----------
                                                                               1,012,803        1.79
                                                                             ----------  ----------
DATA PROCESSING & REPRODUCTION  -  2.56%
Computer Associates International, Inc.                           5,635,000      318,377        0.56
Hewlett-Packard Co.                                               4,700,000      348,094        0.62
International Business Machines Corp.                             1,200,000      118,050        0.21
Xerox Corp.                                                      23,659,000      662,452        1.17
                                                                             ----------  ----------
                                                                               1,446,973        2.56
                                                                             ----------  ----------
ELECTRICAL & ELECTRONICS  -  0.52%
Emerson Electric Co.                                              2,800,000      168,175        0.30
General Electric Co.                                                300,000       40,669        0.07
Harris Corp.                                                      3,850,000       86,384        0.15
                                                                             ----------  ----------
                                                                                 295,228        0.52
                                                                             ----------  ----------
ELECTRONIC COMPONENTS  -  1.13%
Motorola, Inc.                                                    2,000,000      194,875        0.34
Texas Instruments Inc.                                            3,600,000      323,100        0.57
Thomas & Betts Corp.                                              2,720,000      122,060        0.22
                                                                             ----------  ----------
                                                                                 640,035        1.13
                                                                             ----------  ----------
ELECTRONIC INSTRUMENTS  -  0.55%
PE Biosystems Group (formerly Perkin-Elmer Corp.)                 4,817,800      312,555        0.55
                                                                             ----------  ----------
ENERGY EQUIPMENT  -  0.21%
Halliburton Co.                                                   3,200,000      120,600        0.21
                                                                             ----------  ----------
INDUSTRIAL COMPONENTS  -  2.06%
Dana Corp.                                                        6,726,600      198,855        0.35
Eaton Corp.                                                       2,712,900      204,146        0.36
Genuine Parts Co.                                                 8,615,800      224,549        0.40
Illinois Tool Works Inc.                                            866,700       63,486        0.11
Johnson Controls, Inc.                                            4,052,400      246,183        0.44
TRW Inc.                                                          5,283,200      226,517        0.40
                                                                             ----------  ----------
                                                                               1,163,736        2.06
                                                                             ----------  ----------
MACHINERY & ENGINEERING  -  1.24%
Caterpillar Inc.                                                  1,200,000       66,300        0.12
Deere & Co.                                                       6,990,000      253,387        0.45
Fluor Corp.                                                       3,700,000      147,538        0.26
Ingersoll-Rand Co.                                                1,012,500       52,903        0.09
Pall Corp.                                                        6,100,000      133,819        0.24
Parker Hannifin Corp.                                               950,000       43,522        0.08
                                                                             ----------  ----------
                                                                                 697,469        1.24
                                                                             ----------  ----------
Total Capital Equipment                                                        5,689,399       10.06
                                                                             ----------  ----------

CONSUMER GOODS
APPLIANCES & HOUSEHOLD DURABLES  -  0.64%
Newell Rubbermaid Inc.                                           10,400,000      360,100        0.64
                                                                             ----------  ----------
AUTOMOBILES  -  0.39%
Ford Motor Co.                                                    4,000,000      219,500        0.39
                                                                             ----------  ----------
BEVERAGES  -  1.26%
PepsiCo, Inc.                                                    20,650,000      716,297        1.26
                                                                             ----------  ----------
FOOD & HOUSEHOLD PRODUCTS  -  4.88%
Bestfoods                                                         3,033,600      178,224        0.32
Campbell Soup Co.                                                 3,000,000      135,000        0.24
Colgate-Palmolive Co.                                             3,600,000      217,800        0.38
General Mills, Inc.                                               7,485,000      652,598        1.15
Kellogg Co.                                                       7,302,700      290,739        0.51
Procter & Gamble Co.                                                900,000       94,388        0.17
Sara Lee Corp.                                                   44,050,000    1,192,103        2.11
                                                                             ----------  ----------
                                                                               2,760,852        4.88
                                                                             ----------  ----------
HEALTH & PERSONAL CARE  -  8.80%
Abbott Laboratories                                               5,000,000      201,875        0.36
American Home Products Corp.                                      2,000,000      104,500        0.18
Avon Products, Inc.                                               7,317,700      235,996        0.42
Baxter International Inc.                                         2,950,000      191,381        0.34
Becton, Dickinson and Co.                                         3,100,000       78,663        0.14
Bristol-Myers Squibb Co.                                         15,182,000    1,166,167        2.06
Eli Lilly and Co.                                                 8,765,000      603,689        1.07
Kimberly-Clark Corp.                                             14,507,000      915,754        1.62
McKesson Corp.                                                    2,163,000       43,395        0.08
Merck & Co., Inc.                                                 1,600,000      127,300        0.22
Pfizer Inc                                                        6,600,000      260,700        0.46
Pharmacia & Upjohn, Inc.                                          4,500,000      242,719        0.43
Schering-Plough Corp.                                             5,757,000      284,972        0.50
Warner-Lambert Co.                                                6,500,000      518,781        0.92
                                                                             ----------  ----------
                                                                               4,975,892        8.80
                                                                             ----------  ----------
RECREATION  & OTHER CONSUMER PRODUCTS  -  1.06%
American Greetings Corp., Class A                                 1,550,000       40,106        0.07
Eastman Kodak Co.                                                 6,381,500      439,925        0.78
Stanley Works                                                     4,350,000      120,712        0.21
                                                                             ----------  ----------
                                                                                 600,743        1.06
                                                                             ----------  ----------
TEXTILES & APPAREL  -  1.01%
NIKE, Inc., Class B                                               8,560,425      483,129        0.85
VF Corp.                                                          3,000,000       90,188        0.16
                                                                             ----------  ----------
                                                                                 573,317        1.01
                                                                             ----------  ----------
Total Consumer Goods                                                          10,206,701       18.04
                                                                             ----------  ----------

SERVICES
BROADCASTING & PUBLISHING  -  0.78%
Dow Jones & Co., Inc.                                             3,157,600      194,192        0.34
Gannett Co., Inc.                                                 1,675,800      129,246        0.23
Knight-Ridder, Inc.                                               1,850,000      117,475        0.21
                                                                             ----------  ----------
                                                                                 440,913        0.78
                                                                             ----------  ----------
BUSINESS SERVICES  -  1.97%
Deluxe Corp.                                                      2,000,000       56,500        0.10
Diebold, Inc.                                                       700,000       18,375        0.03
Dun & Bradstreet Corp.                                            4,962,800      145,782        0.26
Electronic Data Systems Corp.                                     3,050,000      178,425        0.31
First Data Corp.                                                  5,396,400      246,548        0.44
IKON Office Solutions, Inc.                                       7,285,000       50,084        0.09
Interpublic Group of Companies, Inc.                              2,724,400      110,679        0.19
Pitney Bowes Inc.                                                 5,314,500      242,142        0.43
Service Corp. International                                       7,078,000       67,684        0.12
                                                                             ----------  ----------
                                                                               1,116,219        1.97
                                                                             ----------  ----------
LEISURE & TOURISM  -  0.37%
McDonald's Corp.                                                  5,000,000      206,250        0.37
                                                                             ----------  ----------
MERCHANDISING  -  3.60%
Albertson's, Inc.                                                20,694,440      751,467        1.33
J.C. Penney Co., Inc.                                            12,540,500      318,215        0.56
Limited Inc.                                                      6,750,000      277,594        0.49
Lowe's Companies, Inc.                                            2,500,000      137,500        0.24
May Department Stores Co.                                        15,870,800      550,518        0.98
                                                                             ----------  ----------
                                                                               2,035,294        3.60
                                                                             ----------  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES  -  11.96%
AT&T Corp.                                                       23,987,500    1,121,416        1.98
Century Tel, Inc.                                                   670,000       27,093        0.05
GTE Corp.                                                        12,472,000      935,400        1.66
SBC Communications Inc.                                          21,845,732    1,112,767        1.97
Sprint FON Group                                                 28,655,800    2,129,484        3.76
U S WEST, Inc.                                                   23,564,400    1,438,901        2.54
                                                                             ----------  ----------
                                                                               6,765,061       11.96
                                                                             ----------  ----------
TRANSPORTATION: RAIL  -  1.60%
Burlington Northern Santa Fe Corp.                                4,750,000      151,406        0.27
CSX Corp.                                                         7,400,000      303,400        0.54
Norfolk Southern Corp.                                           13,271,400      324,320        0.57
Union Pacific Corp.                                               2,250,000      125,438        0.22
                                                                             ----------  ----------
                                                                                 904,564        1.60
                                                                             ----------  ----------
Total Services                                                                11,468,301       20.28
                                                                             ----------  ----------

FINANCE
BANKING  -  13.98%
Bank of America Corp.                                            30,400,000    1,957,000        3.46
Bank of New York Co., Inc.                                       14,550,000      609,281        1.08
BANK ONE CORP.                                                   10,151,500      381,316        0.67
Chase Manhattan Corp.                                             8,950,500      782,050        1.38
Citigroup Inc.                                                    7,159,500      387,508        0.69
First Union Corp.                                                21,653,600      924,338        1.63
Fleet Boston Corp. (formerly Fleet Financial Group, Inc.)        10,099,473      440,590        0.78
J.P. Morgan & Co. Inc.                                            2,175,000      284,653        0.50
KeyCorp                                                           5,900,000      164,831        0.29
National City Corp.                                               2,000,000       59,000        0.11
SunTrust Banks, Inc.                                              5,975,000      437,295        0.77
Wachovia Corp.                                                      850,000       73,312        0.13
Washington Mutual, Inc.                                           6,992,300      251,286        0.44
Wells Fargo & Co.                                                24,177,000    1,157,474        2.05
                                                                             ----------  ----------
                                                                               7,909,934       13.98
                                                                             ----------  ----------
FINANCIAL SERVICES  -  3.28%
American Express Co.                                                300,000       46,200        0.08
Fannie Mae                                                        4,925,000      348,444        0.62
Household International, Inc.                                    24,047,482    1,073,119        1.90
MBNA Corp.                                                        1,396,200       38,570        0.07
Providian Financial Corp.                                         1,947,400      212,267        0.37
SLM Holding Corp.                                                 2,750,000      134,578        0.24
                                                                             ----------  ----------
                                                                               1,853,178        3.28
                                                                             ----------  ----------
INSURANCE  -  4.60%
Aetna Inc.                                                        4,875,005      244,969        0.43
Allstate Corp.                                                   25,900,000      744,625        1.32
American General Corp.                                            7,205,000      534,521        0.94
Aon Corp.                                                        12,031,000      427,101        0.76
Jefferson-Pilot Corp.                                             3,700,000      277,731        0.49
Lincoln National Corp.                                            6,050,000      279,056        0.49
Marsh & Mclennan Companies, Inc.                                  1,200,000       94,875        0.17
                                                                             ----------  ----------
                                                                               2,602,878        4.60
                                                                             ----------  ----------
Total Finance                                                                 12,365,990       21.86
                                                                             ----------  ----------

MULTI-INDUSTRY
MULTI-INDUSTRY  -  1.86%
AlliedSignal Inc.                                                 9,300,000      529,519        0.94
Dover Corp.                                                       6,350,500      270,293        0.48
Minnesota Mining and Manufacturing Co.                            2,500,000      237,656        0.42
Whitman Corp.                                                     1,050,000       13,650        0.02
                                                                             ----------  ----------
Total Multi-Industry                                                           1,051,118        1.86
                                                                             ----------  ----------

MISCELLANEOUS
MISCELLANEOUS  -  1.22%
Common stocks in initial period of acquisition                   17,952,368      688,215        1.22
                                                                             ----------  ----------
TOTAL COMMON STOCKS
  (cost:  $41,128,318,000)                                                    55,287,437       97.75
                                                                             ----------  ----------
                                                                 Principal
                                                                    Amount
Short-Term Securities                                                (000)
--------------------------------------------                  -----------------------------------------------
U.S TREASURIES AND OTHER FEDERAL AGENCIES
U.S TREASURIES AND OTHER FEDERAL AGENCIES  -  2.06%
Federal Farm Credit Banks
    5.17%-5.21% due 11/18-12/17/99                                $ 26,361        26,206        0.05

Federal Home Loan Bank
    5.16%-5.52% due 11/5/99-1/28/00                                 555,571      550,787        0.97

United States Treasury bills
    4.57%-4.98% due 12/9/99-1/27/00                                 595,818      590,384        1.04
                                                                             ----------  ----------
TOTAL SHORT-TERM SECURITIES                                                    1,167,377        2.06
    (cost:  $1,167,432,000)                                                  ----------  ----------

TOTAL INVESTMENT SECURITIES
    (cost:  $42,295,750,000)                                                  56,454,814       99.81
Excess of cash and receivables over payables                                     107,051        0.19
                                                                             ----------  ----------
NET ASSETS                                                                    56,561,865      100.00 %
                                                                             ----------  ----------
                                                                             ----------  ----------
See Notes to Financial Statements





Financial Statements
Statement of Assets and Liabilities
October 31, 1999
Unaudited
(dollars in thousands)
Assets:
Investment securities at market
 (cost: $42,295,750)                                                    $56,454,814
United States Treasury bills
 (cost: $1,271,731)                                                               0
Federal agency discount notes                                                     0
Cash                                                                          4,938
Receivables for--
 Sales of investments                                      $ 93,500
 Sales of Fund's shares                                      48,608
 Dividends                                                  101,421         243,529
                                               ------------         ------------
                                                                         56,703,281
Liabilities:
Payables for--
 Purchases of investments                                    39,997
 Repurchases of Fund's shares                                62,162
 Management services                                         13,101
 Other expenses                                              26,156         141,416
                                               ------------         ------------
Net Assets at October 31, 1999
Equivalent to $34.09 per share on
1,659,123,090 shares of $1 par value
capital stock outstanding (authorized
capital stock -- 2,000,000,000 shares)                                  $56,561,865
                                                                    ============
See Notes to Financial Statements


Statement of Operations
for the six months ended October 31, 1999
Unaudited
(dollars in thousands)
Investment Income:
Income:
 Dividends                                               $  631,370
 Amortization                                                42,938     $   674,308
                                               ------------
Expenses:
 Investment adviser fee                                      56,334
 Business management fee                                     24,624
 Distribution expenses                                       68,059
 Transfer agent fee                                          20,320
 Reports to shareholders                                        744
 Registration statement and prospectus                        3,004
 Postage, stationery and supplies                             3,464
 Directors' and Advisory Board fees                             238
 Auditing and legal fees                                        115
 Custodian fee                                                  231
 Other expenses                                                  24         177,157
                                               ------------         ------------
Net investment income                                                       497,151
                                                                    ------------

Realized Gain and Unrealized
 Appreciation on Investments:
Net realized gain                                                         2,215,473
Net unrealized appreciation:
 Beginning of period                                     18,414,413
 End of period                                           14,159,064
                                               ------------
  Net change in unrealized
   appreciation                                                          (4,255,349)
                                                                    ------------
 Net realized gain and change in
  unrealized appreciation                                                (2,039,876)
                                                                    ------------
Net Decrease in Net Assets
 Resulting from Operations                                           $ (1,542,725)
                                                                    ============
See Notes to Financial Statements


Statement of Changes in Net Assets
(dollars in thousands)
                                               Six Months Ended     Year Ended
                                               October 31,          April 30,
                                               1999/1/              1999
                                               ------------         ------------
Operations:
Net investment income                                   $   497,151     $   897,215
Net realized gain on investments                          2,215,473       5,230,170
Net change in unrealized
 appreciation on investments                             (4,255,349)      1,076,341
                                               ------------         ------------
 Net Increase (Decrease) in Net Assets
  Resulting from Operations                              (1,542,725)      7,203,726
                                               ------------         ------------
Dividends and Distributions Paid to
 Shareholders:
Dividends from net investment income                       (475,439)       (890,284)
Distributions from net realized gain
 on investments                                                -       (3,760,550)
                                               ------------         ------------
 Total Dividends and Distributions                         (475,439)     (4,650,834)
                                               ------------         ------------

Capital Share Transactions:
Proceeds from shares sold:
 132,534,308 and 334,983,835
 shares, respectively                                     4,592,599      11,104,242
Proceeds from shares issued in
 reinvestment of net investment income
 dividends and distributions of net
 realized gain on investments:
 12,822,714 and 137,585,488 shares,
 respectively                                               444,410       4,421,141
Cost of shares repurchased:
 100,959,263 and 206,861,783
 shares, respectively                                    (3,475,205)     (6,823,584)
                                               ------------         ------------
 Net Increase in Net Assets Resulting
  from Capital Share Transactions                         1,561,804       8,701,799
                                               ------------         ------------
Total Increase (Decrease) in Net Assets                    (456,360)     11,254,691

Net Assets:
Beginning of period                                      57,018,225      45,763,534
                                               ------------         ------------
End of period (including undistributed
 net investment income: $134,353 and
 $112,641, respectively)                                $56,561,865     $57,018,225
                                               ============         ============
/1/Unaudited
See Notes to Financial Statements


Notes to Financial Statements
1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
 ORGANIZATION - Washington Mutual Investors Fund (the "Fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund's investment objective is to produce current income and to provide an opportunity for growth of principal consistent with sound common stock investing.
 SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements:
 SECURITY VALUATION - Equity securities are valued at the last reported sales price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the investment adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available are valued at fair value as determined in good faith under policies approved by the Board of Directors.
 SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
  FEDERAL INCOME TAXATION
 The Fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net realized gains for the fiscal year. As a regulated investment company, the Fund is not subject to income taxes if such distributions are made. Required distributions are determined on a tax basis and may differ from net investment income and net realized gains for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Fund.

   As of October 31, 1999, net unrealized appreciation on investments for book and federal income tax purposes aggregated $14,159,064,000, of which $15,533,077,000 related to appreciated securities and $1,374,013,000 related to depreciated securities. There was no difference between book and tax realized gains on securities transactions for the six months ended October 31, 1999.
The cost of portfolio securities for book and federal income tax purposes was $42,295,750,000 at October 31, 1999.

3.   FEES AND TRANSACTIONS WITH RELATED PARTIES
 BUSINESS MANAGEMENT AND INVESTMENT ADVISORY FEES - Officers of the Fund received no remuneration from the Fund in such capacities. Their remuneration was paid by Washington Management Corporation (WMC). A fee of $24,624,000 was paid to WMC as business manager of the Fund pursuant to the business management contract under which WMC provides business management services. Under the contract all expenses chargeable to the Fund, including compensation to the business manager, shall not exceed 1% of the average net assets of the Fund on an annual basis. The contract provides for monthly fees, accrued daily, computed at an annual rate of 0.175% of the first $3 billion of net assets; 0.15% of such assets in excess of $3 billion but not exceeding $5 billion; 0.135% of such assets in excess of $5 billion but not exceeding $8 billion; 0.12% of such assets in excess of $8 billion but not exceeding $12 billion; 0.095% of such assets in excess of $12 billion but not exceeding $21 billion; 0.075% of such assets in excess of $21 billion but not exceeding $34 billion; 0.06% of such assets in excess of $34 billion but not exceeding $55 billion; and 0.05% of net assets in excess of $55 billion. Johnston, Lemon & Co. Incorporated, (JLC), earned $528,000 on its retail sales of shares and distribution plan of the Fund and received no brokerage commissions resulting from purchases and sales of securities for the investment account of the Fund.
 A fee of $56,334,000 for investment advisory services was incurred pursuant to an agreement with Capital Research and Management Company (CRMC). The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.225% of the first $3 billion of net assets; 0.21% of such assets in excess of $3 billion but not exceeding $8 billion; 0.20% of such assets in excess of $8 billion but not exceeding $21 billion; 0.195% of such assets in excess of $21 billion but not exceeding $34 billion; 0.19% of such assets in excess of $34 billion but not exceeding $55 billion; and 0.185% of net assets in excess of $55 billion.
 DISTRIBUTION EXPENSES - American Funds Distributors, Inc. (AFD), the principal underwriter of the Fund's shares, received $16,984,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the Fund's shares. Such sales charges are not an expense of the Fund and, hence, are not reflected in the accompanying statement of operations.
 Pursuant to a Plan of Distribution, the Fund may expend up to 0.25% of its average net assets annually for any activities primarily intended to result in sales of Fund shares, provided the categories of expenses for which reimbursement is made are approved by the Fund's Board of Directors. Fund expenses under the Plan include payments to dealers to compensate them for their selling and servicing efforts. During the six months ended October 31, 1999, distribution expenses under the Plan were $68,059,000. As of October 31, 1999, accrued and unpaid distribution expenses were $20,694,000.

 TRANSFER AGENT FEE - American Funds Service Company (AFS), the transfer agent for the Fund, was paid a fee of $20,320,000.
 DEFERRED DIRECTORS' FEES - Independent Directors and Advisory Board members may elect to defer part or all of the fees earned for such services. Amounts deferred are not funded and are general unsecured liabilities of the Fund. As of October 31, 1999, aggregate deferred amounts and earnings thereon since the deferred compensation plan's adoption (1994), net of any payments to Directors and Advisory Board Members, were $509,000.
 WMC and JLC are both wholly owned subsidiaries of The Johnston-Lemon Group, Incorporated (JLG). CRMC is wholly owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. All the officers of the Fund and three of its directors are affiliated with JLG.
4.  INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES
 The Fund made purchases and sales of investment securities, excluding short-term securities, of $8,818,460,000 and $6,782,300,000, respectively, during the six months ended October 31, 1999.
 As of October 31, 1999, accumulated undistributed net realized gain on investments was $5,193,686,000 and additional paid-in capital was $35,415,639,000. The Fund reclassified $229,790,000 from undistributed net realized gains to additional paid-in capital for the six months ended October 31, 1999.
   Pursuant to the custodian agreement, the Fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. The custodian fee of $231,000 includes $137,000 that was paid by these credits rather than in cash.
   The Fund owns 5.1%, 5.0%, 5.0%, 5.0%, and 5.5% of the outstanding voting securities of Ashland, Household International, Mallinckrodt, PPG Industries, and Westvaco, respectively, which represent investments in affiliates as defined in the Investment Company Act of 1940.


                           PART C

OTHER INFORMATION
ITEM 23 EXHIBITS:
  (a). Articles Supplementary dated December 16, 1999
  (b). On file (see SEC files nos. 811-604 and 2-11051)
  (c). Form of Share Certificate
  (d). On file (see SEC files nos. 811-604 and 2-11051)
  (e). Form of Amended and Restated Principal Underwriting Agreement
  (f). None
  (g). On file (see SEC files nos. 811-604 and 2-11051)
  (h). On file (see SEC files nos. 811-604 and 2-11051)
  (i). Legal Opinion for Class B Shares
 (j). Consent of Independent Accountants
 (k).  None
 (l). Not applicable to this filing.
 (m). Form of Plan of Distribution relating to Class B Shares
 (n). Form of Multiple Class Plan
 (p) Code of Ethics


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
 None

ITEM 25. INDEMNIFICATION.
  Registrant is a joint-insured under an Investment Advisor/Mutual Fund Errors and Omissions Policy written by American International Surplus Lines Insurance Company, Chubb Custom Insurance Company and ICI Mutual Insurance Company which insures its officers and directors against certain liabilities.
  ARTICLE VIII (H) AND (I) OF THE ARTICLES OF INCORPORATION OF THE FUND PROVIDE
THAT:
  (h) "The Corporation shall indemnify (1) its directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action
ITEM 25. INDEMNIFICATION (CONT.)
as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the [Investment Company] Act [of 1940].
  (i) To the fullest extent permitted by Maryland statutory and decisional law and the [Investment Company] Act [of 1940], no director or officer of the Corporation shall be personally liable to the Corporation or its shareholders for money damages; provided, however, that nothing herein shall be construed to protect any director or officer of the Corporation against any liability to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal."
  Subsection (b) of Section 2-418 of the GENERAL CORPORATION LAW OF MARYLAND empowers a corporation to indemnify any person who was or is party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the corporation) by reason of the fact that he is or was a director, officer, employee or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another corporation or enterprise, against reasonable expenses (including attorneys' fees), judgments, penalties, fines and amounts paid in settlement actually incurred by him in connection with such action, suit or proceeding unless it is proved that: (i) the act or omission of the person was material to the cause of action adjudicated in the proceeding and was committed in bad faith or was the result of active and deliberate dishonesty; (ii) the person actually received an improper personal benefit of money, property or services; or (iii) with respect to any criminal action or proceeding, the person had reasonable cause to believe his act or omission was unlawful.
  Indemnification under subsection (b) of Section 2-418 may not be made by a corporation unless authorized for a specific proceeding after a determination has been made that indemnification is permissible in the circumstances because the party to be indemnified has met the standard of conduct set forth in subsection (b). This determination shall be made (i) by the Board of Directors by a majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such quorum cannot be obtained, then by a majority vote of a committee of the Board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full Board in which the designated directors who are parties may participate; (ii) by special legal counsel selected by the Board of Directors of a committee of the Board by vote as set forth in subparagraph (i), or, if the requisite quorum of the full Board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full Board in which any director who is a party may participate; or (iii) by the shareholders (except that shares held by any party to the specific proceeding may not be voted). A court of appropriate jurisdiction may also order indemnification if the court determines that a person seeking indemnification is entitled to reimbursement under subsection
(b).
  Section 2-418 further provides that indemnification provided for by Section 2-418 shall not be deemed exclusive of any rights to which the indemnified party may be entitled; that the scope of indemnification extends to directors, officers, employees or agents of a constituent corporation absorbed in a consolidation or merger and persons serving in that capacity at the request of the constituent corporation for another; and empowers the corporation to purchase and maintain insurance on behalf of a director, officer, employee or agent of the corporation against any liability asserted against or incurred by such person in any such capacity or arising out of such person's status as such whether or not the corporation would have the power to indemnify such person against such liabilities under Section 2-418.
ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.
  None.

ITEM 27. PRINCIPAL UNDERWRITERS.
 (a) American Funds Distributors, Inc. is also the Principal Underwriter of shares of: AMCAP Fund, Inc., American Balanced Fund, Inc., The American Funds Income Series, The American Funds Tax-Exempt Series I, The American Funds Tax-Exempt Series II, American High-Income Municipal Bond Fund, Inc., American High-Income Trust, American Mutual Fund, Inc., The Bond Fund of America, Inc., Capital Income Builder, Inc., Capital World Bond Fund, Inc., Capital World Growth and Income Fund, Inc., The Cash Management Trust of America, Fundamental Investors, Inc., The Growth Fund of America, Inc., The Income Fund of America, Inc., The Investment Company of America, Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America, The New Economy Fund, New Perspective Fund, Inc., New World Fund, Inc., SMALLCAP World Fund, Inc., The Tax-Exempt Bond Fund of America, Inc., The Tax-Exempt Money Fund of America, U.S. Treasury Money Fund of America and Washington Mutual Investors Fund, Inc.

(B)                 (1)                                             (2)             (3)



       NAME AND PRINCIPAL          POSITIONS AND OFFICES         POSITIONS AND OFFICES

          BUSINESS ADDRESS           WITH UNDERWRITER              WITH REGISTRANT



       David L. Abzug              Regional Vice President       None

       27304 Park Vista Road

       Agoura Hills, CA 91301



       John A. Agar                Vice President                None

       #61 Point West Circle

       Little Rock, AR 72211



       Robert B. Aprison           Vice President                None

       2983 Bryn Wood Drive

       Madison, WI  53711



L      William W. Bagnard          Vice President                None



       Steven L. Barnes            Senior Vice President         None

       5400 Mount Meeker Road

       Suite 1

       Boulder, CO  80301-3508



B      Carl R. Bauer               Assistant Vice President      None



       Michelle A. Bergeron        Senior Vice President         None

       4160 Gateswalk Drive

       Smyrna, GA 30080

       J. Walter Best, Jr.         Regional Vice President       None

       9013 Brentmeade Blvd.

       Brentwood, TN 37027



       Joseph T. Blair             Senior Vice President         None

       148 E. Shore Ave.

       Groton Long Point, CT 06340



       John A. Blanchard           Vice President                None

       6421 Aberdeen Road

       Mission Hills, KS  66208



       Ian B. Bodell               Senior Vice President         None

       P.O. Box 1665

       Brentwood, TN  37024-1665



       Mick L. Brethower           Senior Vice President         None

       29003 Colonial Drive

       Georgetown, TX 78628



       Alan Brown                  Regional Vice President       None

       4129 Laclede Avenue

       St. Louis, MO 63108



B      J. Peter Burns              Vice President                None



       Brian C. Casey              Regional Vice President       None

       8002 Greentree Road

       Bethesda, MD  20817



       Victor C. Cassato           Senior Vice President         None

       609 W. Littleton Blvd., Suite 310

       Greenwood Village, CO  80120



       Christopher J. Cassin       Senior Vice President         None

       19 North Grant Street

       Hinsdale, IL  60521



       Denise M. Cassin            Vice President                None

       1301 Stoney Creek Drive

       San Ramon, CA  94538



L      Larry P. Clemmensen         Director                      None



L      Kevin G. Clifford           Director, President and Co-Chief    None

                                   Executive Officer



       Ruth M. Collier             Senior Vice President         None

       29 Landsdowne Drive

       Larchmont, NY 10538



S      David Coolbaugh             Assistant Vice President      None



H      Carlo O. Cordasco           Assistant Vice President      None



       Thomas E. Cournoyer         Vice President                None

       2333 Granada Boulevard

       Coral Gables, FL  33134



       Douglas A. Critchell        Senior Vice President         None

       3521 Rittenhouse Street, N.W.

       Washington, D.C.  20015



L      Carl D. Cutting             Vice President                None



       William Daugherty           Regional Vice President       None

       1216 Highlander Way

       Mechanicsburg, PA 17055



       Daniel J. Delianedis        Regional Vice President       None

       8689 Braxton Drive

       Eden Prairie, MN  55347



       Michael A. Dilella          Vice President                None

       P. O. Box 661

       Ramsey, NJ  07446



       G. Michael Dill             Senior Vice President         None
       505 E. Main Street

       Jenks, OK  74037



       Kirk D. Dodge               Senior Vice President         None

       633 Menlo Avenue, Suite 210

       Menlo Park, CA  94025



       Peter J. Doran              Director, Executive Vice President    None

       100 Merrick Road, Suite 216W

       Rockville Centre, NY 11570

L      Michael J. Downer           Secretary                     None



       Robert W. Durbin            Vice President                None

       74 Sunny Lane

       Tiffin, OH  44883



I      Lloyd G. Edwards            Senior Vice President         None



L      Paul H. Fieberg             Senior Vice President         None



       John Fodor                   Vice President               None

       15 Latisquama Road

       Southborough, MA  01772



       Daniel B. Frick             Regional Vice President       None

       845 Western Avenue

       Glen Ellyn, IL 60137



       Clyde E. Gardner            Senior Vice President         None

       Route 2, Box 3162

       Osage Beach, MO  65065



B      Evelyn K. Glassford         Vice President                None



       Jeffrey J. Greiner          Vice President                None

       12210 Taylor Road

       Plain City, OH  43064



L      Paul G. Haaga, Jr.          Director                      None



B      Mariellen Hamann            Assistant Vice President      None



       David E. Harper             Senior Vice President         None

       150 Old Franklin School Road

       Pittstown, NJ 08867



H      Mary Pat Harris             Assistant Vice President      None



       Ronald R. Hulsey            Vice President                None

       6744 Avalon

       Dallas, TX  75214



       Robert S. Irish             Regional Vice President       None

       1225 Vista Del Mar Drive

       Delray Beach, FL  33483



       Michael J. Johnston         Director                      None

       630 Fifth Avenue, 36th Floor

       New York, NY  10111



B      Damien M. Jordan            Vice President                None



       Arthur J. Levine            Senior Vice President         None

       12558 Highlands Place

       Fishers, IN  46038



B      Karl A. Lewis               Assistant Vice President      None



       T. Blake Liberty            Regional Vice President       None

       5506 East Mineral Lane

       Littleton, CO  80122



       Mark J. Lien                Regional Vice President       None

       5570 Beechwood Terrace

       West Des Moines, IA 50266



L      Lorin E. Liesy              Assistant Vice President      None



L      Susan G. Lindgren           Vice President - Institutional   None

                                   Investment Services



LW     Robert W. Lovelace          Director                      None



       Stephen A. Malbasa          Vice President                None

       13405 Lake Shore Blvd.

       Cleveland, OH  44110



       Steven M. Markel            Senior Vice President         None

       5241 South Race Street

       Littleton, CO  80121



L      J. Clifton Massar           Director, Senior Vice President   None



L      E. Lee McClennahan          Senior Vice President         None



S      John V. McLaughlin          Senior Vice President         None

       Terry W. McNabb             Vice President                None

       2002 Barrett Station Road

       St. Louis, MO  63131



L      R. William Melinat          Vice President - Institutional   None

                                   Investment Services



       David R. Murray             Vice President                None

       60 Briant Drive

       Sudbury, MA  01776



       Stephen S. Nelson           Vice President                None

       P.O. Box 470528

       Charlotte, NC  28247-0528



       William E. Noe              Regional Vice President       None

       304 River Oaks Road

       Brentwood, TN  37027



       Peter A. Nyhus              Vice President                None

       3084 Wilds Ridge Court

       Prior Lake, MN  55372



       Eric P. Olson               Vice President                None

       62 Park Drive

       Glenview, IL  60025



       Gary A. Peace               Regional Vice President       None

       291 Kaanapali Drive

       Napa, CA 94558



       Samuel W. Perry             Regional Vice President       None

       6133 Calle del Paisano

       Scottsdale, AZ 85251



       Fredric Phillips            Senior Vice President         None

       175 Highland Avenue, 4th Floor

       Needham, MA  02494



B      Candance D. Pilgrim         Assistant Vice President      None



       Carl S. Platou              Vice President                None

       7455 80th Place, S.E.

       Mercer Island, WA  98040

L      John O. Post                Senior Vice President         None



S      Richard P. Prior            Vice President                None



       Steven J. Reitman           Senior Vice President         None

       212 The Lane

       Hinsdale, IL  60521



       Brian A. Roberts            Vice President                None

       244 Lambeau Lane

       Glenville, NC  28736



       George S. Ross              Senior Vice President         None

       55 Madison Avenue

       Morristown, NJ  07960



L      Julie D. Roth               Vice President                None



L      James F. Rothenberg         Director                      None



       Douglas F. Rowe             Vice President                None

       414 Logan Ranch Road

       Georgetown, TX  78628



       Christopher S. Rowey        Regional Vice President       None

       9417 Beverlywood Street

       Los Angeles, CA  90034



       Dean B. Rydquist            Senior Vice President         None

       1080 Bay Pointe Crossing

       Alpharetta, GA  30005



       Richard R. Samson           Senior Vice President         None

       4604 Glencoe Avenue, #4

       Marina del Rey, CA  90292



       Joseph D. Scarpitti         Vice President                None

       31465 St. Andrews

       Westlake, OH  44145



L      R. Michael Shanahan         Director                      None



       Brad W. Short               Regional Vice President       None

       306 15th Street

       Seal Beach, CA 90740



       David W. Short              Chairman of the Board and     None

       1000 RIDC Plaza, Suite 212   Co-Chief Executive Officer

       Pittsburgh, PA 15238



       William P. Simon            Senior Vice President         None

       912 Castlehill Lane

       Devon, PA 19333



L      John C. Smith               Assistant Vice President -    None

                                   Institutional Investment Services



       Rodney G. Smith             Vice President                None

       100 N. Central Expressway

       Suite 1214

       Richardson, TX  75080



S      Sherrie L. Snyder-Senft     Assistant Vice President      None



       Anthony L. Soave            Regional Vice President       None

       8831 Morning Mist Drive

       Clarkston, MI 48348



       Therese L. Souiller         Assistant Vice President      None

       2652 Excaliber Court

       Virginia Beach, VA 23454



       Nicholas D. Spadaccini      Regional Vice President       None

       855 Markley Woods Way

       Cincinnati, OH  45230



L      Kristen J. Spazafumo        Assistant Vice President      None



       Daniel S. Spradling         Senior Vice President         None

       181 Second Avenue

       Suite 228

       San Mateo, CA  94401



LW     Eric H. Stern               Director                      None



B      Max D. Stites               Vice President                None

       Thomas A. Stout             Regional Vice President       None

       1004 Ditchley Road

       Virginia Beach, VA 23451



       Craig R. Strauser           Vice President                None

       3 Dover Way

       Lake Oswego, OR  97034



       Francis N. Strazzeri        Senior Vice President         None

       31641 Saddletree Drive

       Westlake Village, CA  91361



L      Drew W. Taylor              Assistant Vice President      None



S      James P. Toomey             Vice President                None



I      Christopher E. Trede        Vice President                None



       George F. Truesdail         Vice President                None

       400 Abbotsford Court

       Charlotte, NC  28270



       Scott W. Ursin-Smith        Vice President                None

       60 Reedland Woods Way

       Tiburon, CA  94920



       J. David Viale              Regional Vice President       None

       7 Gladstone Lane

       Laguna Niguel, CA 92677



       Thomas E. Warren            Regional Vice President       None

       119 Faubel Street

       Sarasota, FL  34242



L      J. Kelly Webb               Senior Vice President,        None

                                   Treasurer and Controller



       Gregory J. Weimer           Vice President                None

       206 Hardwood Drive

       Venetia, PA  15367



B      Timothy W. Weiss            Director                      None





       George J. Wenzel            Regional Vice President       None

       3406 Shakespeare Drive

       Troy, MI 48084



       J. D. Wiedmaier             Assistant Vice President      None

       3513 Riverstone Way

       Chesapeake, VA 23325



       Timothy J. Wilson           Vice President                None

       113 Farmview Place

       Venetia, PA  15367



B      Laura L. Wimberly           Vice President                None



H      Marshall D. Wingo           Director, Senior Vice President   None



L      Robert L. Winston           Director, Senior Vice President   None



       William R. Yost             Vice President                None

       9320 Overlook Trail

       Eden Prairie, MN  55347



       Janet M. Young              Regional Vice President       None

       1616 Vermont

       Houston, TX  77006



       Scott D. Zambon             Regional Vice President       None

       2887 Player Lane

       Tustin Ranch, CA  92782


__________
L Business Address, 333 South Hope Street, Los Angeles, CA  90071
LW Business Address, 11100 Santa Monica Boulevard, 15th Floor, Los Angeles, CA 90025
B Business Address, 135 South State College Boulevard, Brea, CA  92821
S Business Address, 3500 Wiseman Boulevard, San Antonio, TX  78251
H Business Address, 5300 Robin Hood Road, Norfolk, VA 23513
I Business Address, 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240

 (c) None

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

 Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, are maintained and kept in the offices of the fund, 1101 Vermont Avenue, N.W., Washington, D.C. 20005, and its investment adviser, Capital Research and Management Company, 333 South Hope Street, Los Angeles, CA 90071. Certain accounting records are maintained and kept in the offices of the fund's accounting department, 5300 Robin Hood Road, Norfolk, VA 23513 .
 Records covering shareholder accounts are maintained and kept by the Transfer Agent, American Funds Service Company, 135 South State College Blvd., Brea, CA 92821, 3500 Wiseman Boulevard, San Antonio, TX 78251, 5300 Robin Hood Road, Norfolk, VA 23513 and 8332 Woodfield Crossing Blvd., Indianapolis, IN 46240.
 Records covering portfolio transactions are also maintained and kept by the custodian, The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York, 10081.

ITEM 29. MANAGEMENT SERVICES.
  None.

ITEM 30. UNDERTAKINGS.
  N/A

                            SIGNATURE OF REGISTRANT
 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to rule 485(b) under the Securites Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Washington, District of Columbia, on the 9th day of March, 2000.

    WASHINGTON MUTUAL INVESTORS FUND, INC.
     By  Stephen Hartwell, Chairman of the Board

 Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed below on March 9, 2000, by the following persons in the capacities indicated.
              SIGNATURE         TITLE
(1)  PRINCIPAL EXECUTIVE OFFICER:
              Stephen Hartwell  Chairman of the Board
(2)  PRINCIPAL FINANCIAL OFFICER AND
     PRINCIPAL ACCOUNTING OFFICER:
              Ralph S. Richard  Vice President and Treasurer
(3)  DIRECTORS
              Stephen Hartwell  Chairman of the Board
              James H. Lemon, Jr.*  Vice Chairman of the Board
              Harry J. Lister*   President
              Cyrus A. Ansary*  Director
              Fred J. Brinkman*  Director
              Daniel J. Callahan III*  Director
              James C. Miller III*  Director
              T. Eugene Smith*  Director
              Leonard P. Steuart II*  Director
              Margita E. White*  Director
             *By Howard L. Kitzmiller,
                 Attorney-in-Fact

Counsel represents that this amendment does not contain disclosures that would make the amendment ineligible for effectiveness under the provisions of rule 485(b).

     Howard L. Kitzmiller